UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10145

Baillie Gifford Funds
(Exact name of registrant as specified in charter)

1 Greenside Row Edinburgh, Scotland, UK,			EH1 3AN
(Address of principal executive offices)			(Zip code)

Gareth Griffiths 1 Greenside Row Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-275-2000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

International Equity Fund

EAFE Fund

EAFE Choice Fund

EAFE Pure Fund

Emerging Markets Fund

Global Alpha Equity Fund

Long Term Global Growth Equity Fund

International Choice Fund

Semi-Annual Report

June 30, 2015

(unaudited)

Index

Page Number
01	Fund Expenses
International Equity Fund
05	Industry Diversification Table
07	Portfolio of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
Financial Highlights
16	Selected Data for Class 2
17	Selected Data for Class 3
18	Selected Data for Class 4
19	Selected Data for Class 5
EAFE Fund
20	Industry Diversification Table
22	Portfolio of Investments
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
Financial Highlights
31	Selected Data for Class 2
32	Selected Data for Class 3
33	Selected Data for Class 4
34	Selected Data for Class 5
EAFE Choice Fund
35	Industry Diversification Table
37	Portfolio of Investments
41	Statement of Assets and Liabilities
42	Statement of Operations
43	Statements of Changes in Net Assets
Financial Highlights
44	Selected Data for Class 1
45	Selected Data for Class 2
46	Selected Data for Class 3
EAFE Pure Fund
47	Industry Diversification Table
48	Portfolio of Investments
51	Statement of Assets and Liabilities
52	Statement of Operations
53	Statements of Changes in Net Assets
Financial Highlights
54	Selected Data for Class 2
Page Number
Emerging Markets Fund
55	Industry Diversification Table
56	Portfolio of Investments
60	Statement of Assets and Liabilities
61	Statement of Operations
62	Statements of Changes in Net Assets
Financial Highlights
63	Selected Data for Class 2
64	Selected Data for Class 5
Global Alpha Equity Fund
65	Industry Diversification Table
67	Portfolio of Investments
72	Statement of Assets and Liabilities
73	Statement of Operations
74	Statements of Changes in Net Assets
Financial Highlights
75	Selected Data for Class 2
76	Selected Data for Class 3
Long Term Global Growth Equity Fund
77	Industry Diversification Table
78	Portfolio of Investments
80	Statement of Assets and Liabilities
81	Statement of Operations
82	Statement of Changes in Net Assets
Financial Highlights
83	Selected Data for Class 2
International Choice Fund
84	Industry Diversification Table
86	Portfolio of Investments
91	Statement of Assets and Liabilities
92	Statement of Operations
93	Statements of Changes in Net Assets
Financial Highlights
94	Selected Data for Class 1
95	Selected Data for Class 2
96	Selected Data for Class 3
97	Notes to Financial Statements
Supplemental Information
118	Management of the Trust

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2015

As a shareholder of the Baillie Gifford International Equity Fund, the Baillie Gifford EAFE Fund, the Baillie Gifford EAFE Choice Fund, the Baillie Gifford EAFE Pure Fund, the Baillie Gifford Emerging Markets Fund, the Baillie Gifford Global Alpha Equity Fund, the Baillie Gifford Long Term Global Growth Equity Fund and the Baillie Gifford International Choice Fund (together, the "Funds") you incur two types of costs: (1) transaction costs, which may include purchase fees and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2015

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios Based on the Period 1/01/15 to 6/30/15	Expenses Paid During Period
Baillie Gifford International Equity Fund — Class 2
Actual	$1,000	$1,061.60	0.62%	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford International Equity Fund — Class 3
Actual	$1,000	$1,062.00	0.55%	$2.81
Hypothetical (5% return before expenses)	$1,000	$1,022.07	0.55%	$2.76
Baillie Gifford International Equity Fund — Class 4
Actual	$1,000	$1,062.10	0.52%	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.22	0.52%	$2.61
Baillie Gifford International Equity Fund — Class 5
Actual	$1,000	$1,062.40	0.47%	$2.40
Hypothetical (5% return before expenses)	$1,000	$1,022.46	0.47%	$2.36
Baillie Gifford EAFE Fund — Class 2
Actual	$1,000	$1,074.10	0.62%	$3.19
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford EAFE Fund — Class 3
Actual	$1,000	$1,074.40	0.55%	$2.83
Hypothetical (5% return before expenses)	$1,000	$1,022.07	0.55%	$2.76
Baillie Gifford EAFE Fund — Class 4
Actual	$1,000	$1,074.60	0.52%	$2.67
Hypothetical (5% return before expenses)	$1,000	$1,022.22	0.52%	$2.61
Baillie Gifford EAFE Fund — Class 5
Actual	$1,000	$1,074.90	0.47%	$2.42
Hypothetical (5% return before expenses)	$1,000	$1,022.46	0.47%	$2.36
Baillie Gifford EAFE Choice Fund — Class 1
Actual	$1,000	$1,078.40	0.70%	$3.61
Hypothetical (5% return before expenses)	$1,000	$1,021.32	0.70%	$3.51

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2015

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios Based on the Period 1/01/15 to 6/30/15	Expenses Paid During Period
Baillie Gifford EAFE Choice Fund — Class 2
Actual	$1,000	$1,078.60	0.62%	$3.20
Hypothetical (5% return before expenses)	$1,000	$1,021.72	0.62%	$3.11
Baillie Gifford EAFE Choice Fund — Class 3
Actual*	$1,000	$1,079.20	0.55%	$2.84
Hypothetical (5% return before expenses)	$1,000	$1,022.07	0.55%	$2.76
Baillie Gifford EAFE Pure Fund — Class 2
Actual	$1,000	$1,084.50	0.67%	$3.46
Hypothetical (5% return before expenses)	$1,000	$1,021.47	0.67%	$3.36
Baillie Gifford Emerging Markets Fund — Class 2
Actual	$1,000	$977.90	0.85%	$2.74
Hypothetical (5% return before expenses)	$1,000	$1,020.58	0.85%	$4.26
Baillie Gifford Emerging Markets Fund — Class 5
Actual	$1,000	$1,037.80	0.70%	$3.54
Hypothetical (5% return before expenses)	$1,000	$1,021.32	0.70%	$3.51
Baillie Gifford Global Alpha Equity Fund — Class 2
Actual	$1,000	$1,046.90	0.65%	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.57	0.65%	$3.26
Baillie Gifford Global Alpha Equity Fund — Class 3
Actual	$1,000	$1,047.60	0.58%	$2.94
Hypothetical (5% return before expenses)	$1,000	$1,021.92	0.58%	$2.91
Baillie Gifford Long Term Global Growth Equity Fund — Class 2
Actual	$1,000	$1,103.40	0.77%	$4.02
Hypothetical (5% return before expenses)	$1,000	$1,020.98	0.77%	$3.86
Baillie Gifford International Choice Fund — Class 1
Actual	$1,000	$1,074.40	0.71%	$3.65
Hypothetical (5% return before expenses)	$1,000	$1,021.27	0.71%	$3.56

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2015

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios Based on the Period 1/01/15 to 6/30/15	Expenses Paid During Period
Baillie Gifford International Choice Fund — Class 2
Actual	$1,000	$1,074.90	0.63%	$3.24
Hypothetical (5% return before expenses)	$1,000	$1,021.67	0.63%	$3.16
Baillie Gifford International Choice Fund — Class 3
Actual	$1,000	$1,075.20	0.56%	$2.88
Hypothetical (5% return before expenses)	$1,000	$1,022.02	0.56%	$2.81

Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended June 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

04

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

	Value	% of Total Net Assets
Aerospace	$17,300,000	0.7%
Aerospace/Defense	34,146,203	1.4
Airlines	59,691,353	2.5
Apparel	34,327,760	1.4
Apparel Retailers	55,859,738	2.3
Asset Managers	23,145,121	1.0
Auto Manufacturers	24,411,796	1.0
Auto Parts	24,866,606	1.0
Banks	201,198,925	8.4
Beverages, Food & Tobacco	59,501,363	2.5
Biotechnology	25,394,203	1.0
Chemicals	20,139,204	0.8
Clothing & Accessories	29,411,744	1.2
Commercial Services	98,350,170	4.1
Construction & Building Materials	84,740,086	3.6
Containers & Packaging	23,554,327	1.0
Distillers & Vintners	11,766,002	0.5
Distribution/Wholesale	27,817,927	1.2
Diversified Financial Services	92,916,083	3.9
Electronic & Electrical Equipment	78,183,127	3.3
Exploration & Production	15,662,302	0.7
Food Producers & Processors	61,655,996	2.5
Food Products	60,915,262	2.6
Food Retailers & Wholesalers	26,904,229	1.1
Healthcare — Products	30,142,352	1.2
Industrial Engineering	17,075,970	0.7
Industrial Machinery	107,151,237	4.4
Industrial Suppliers	37,421,988	1.6
Insurance	157,254,249	6.5
Integrated Oil & Gas	24,018,551	1.0
Internet	111,340,537	4.6
Investment Companies	13,834,467	0.6
Investment Services	45,383,490	1.9
Machinery — Diversified	25,842,951	1.1
Media & Photography	73,931,297	3.1
Media Agencies	14,700,358	0.6
Medical Equipment	18,323,832	0.7
Mining & Metals	54,908,020	2.3
Mobile Telecommunications	23,595,103	1.0
Oil & Gas	29,584,186	1.1

05

Industry Diversification Table

Semi-Annual Report June 30, 2015

	Value	% of Total Net Assets
Pharmaceuticals	$28,535,926	1.2%
Property & Casualty Insurance	26,614,693	1.1
Recreational Products	28,042,618	1.2
Restaurant & Bars	19,231,757	0.8
Retailers — General	31,337,544	1.2
Semiconductors	122,229,535	5.1
Software	12,211,098	0.5
Software & Computer Services	29,828,035	1.3
Specialized Consumer Services	57,271,918	2.4
Transportation	28,340,344	1.2
Unquoted Equities	280,597	0.0 *
Total Value of Investments	2,360,292,180	98.1
Other assets less liabilities	44,866,066	1.9
Net Assets	$2,405,158,246	100.0%

*  Less than 0.05%

06

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
COMMON STOCKS — 97.4%
ARGENTINA — 1.7%
MercadoLibre, Inc.	294,209	$41,689,415
AUSTRALIA — 2.2%
Brambles Ltd.	2,887,363	23,554,327
Cochlear Ltd.	296,509	18,323,832
Treasury Wine Estates Ltd.	3,063,803	11,766,002
		53,644,161
BERMUDA — 0.3%
Seadrill Ltd.	818,991	8,505,680
BRAZIL — 0.8%
Embraer SA ADR	641,932	19,444,120
CANADA — 3.6%
Constellation Software, Inc.	30,758	12,211,098
Fairfax Financial Holdings Ltd.	82,505	40,683,090
Restaurant Brands International, Inc.	502,100	19,231,757
Ritchie Bros. Auctioneers, Inc.	533,550	14,896,716
		87,022,661
CHINA — 3.5%
Alibaba Group Holding Ltd. ADR (a)	217,964	17,931,898
Baidu, Inc. ADR (a)	179,664	35,767,509
Bitauto Holdings Ltd. ADR (a)	287,960	14,700,358
Want Want China Holdings Ltd.	14,398,000	15,201,859
		83,601,624
DENMARK — 3.4%
DSV A/S	875,217	28,340,344
Novo Nordisk A/S, B Shares	520,018	28,535,926
Novozymes A/S, B Shares	534,495	25,394,203
		82,270,473
FINLAND — 2.1%
Kone Oyj, B Shares	647,747	26,292,131
Sampo Oyj, A Shares	509,641	24,017,893
		50,310,024

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
FRANCE — 3.1%
Compagnie Generale d'Optique Essillor International SA	251,604	$30,142,352
Edenred	650,851	16,081,754
Lafarge SA	421,756	27,885,333
		74,109,439
GERMANY — 5.4%
Brenntag AG	350,970	20,139,204
Continental AG	103,100	24,411,796
Deutsche Boerse AG	480,004	39,757,685
MTU Aero Engines AG	156,212	14,702,083
SAP SE	425,650	29,828,035
		128,838,803
HONG KONG — 3.4%
Hang Seng Bank Ltd.	1,469,800	28,706,607
Hong Kong Exchanges and Clearing Ltd.	1,508,700	53,158,398
		81,865,005
INDIA — 0.6%
IDFC Ltd.	5,975,174	13,834,467
IRELAND — 4.3%
CRH Plc.	1,033,861	29,006,564
James Hardie Industries Plc. SE CDI	2,092,240	27,848,189
Ryanair Holdings Plc. ADR	642,761	45,860,997
		102,715,750
JAPAN — 13.2%
DENSO Corp.	499,800	24,866,606
FANUC Corp.	126,300	25,842,951
Fast Retailing Co., Ltd.	75,700	34,327,760
Japan Exchange Group, Inc.	1,399,900	45,383,490
MS&AD Insurance Group Holdings, Inc.	855,000	26,614,693
Rakuten, Inc.	2,436,800	39,340,020
Shimano, Inc.	205,500	28,042,618
SMC Corp.	123,200	37,073,237
Sumitomo Mitsui Trust Holdings, Inc.	6,218,000	28,444,874
Toyota Tsusho Corp.	1,036,700	27,817,927
		317,754,176

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
NETHERLANDS — 3.1%
Heineken Holding NV	449,386	$31,497,295
Unilever NV CVA	753,802	31,515,876
Yandex NV, Class A (a)	766,400	11,664,608
		74,677,779
PERU — 0.7%
Credicorp Ltd.	126,686	17,599,219
PORTUGAL — 0.2%
Galp Energia, SGPS, SA	477,745	5,623,682
RUSSIA — 1.1%
Magnit PJSC GDR Reg S	483,680	26,904,229
SINGAPORE — 1.5%
United Overseas Bank Ltd.	2,100,204	35,932,341
SOUTH AFRICA — 3.5%
Massmart Holdings Ltd.	915,459	11,263,740
Naspers Ltd., N Shares	475,429	73,931,297
		85,195,037
SOUTH KOREA — 4.2%
NAVER Corp.	39,143	22,219,005
Samsung Electronics Co., Ltd. GDR	47,975	54,431,774
SK Telecom Co., Ltd.	105,450	23,595,103
		100,245,882
SPAIN — 1.7%
Inditex SA	1,251,446	40,818,892
SWEDEN — 4.7%
Atlas Copco AB, B Shares	1,757,717	43,785,869
Svenska Handelsbanken AB, A Shares	3,558,621	51,949,655
Volvo AB, B Shares	1,375,151	17,075,970
		112,811,494

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
SWITZERLAND — 3.2%
Compagnie Financiere Richemont SA	185,000	$15,036,407
Nestle SA	844,279	60,915,262
		75,951,669
TAIWAN — 4.2%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	3,472,420	23,751,353
Taiwan Semiconductor Manufacturing Co., Ltd.	16,941,000	77,058,163
		100,809,516
TURKEY — 0.6%
BIM Birlesik Magazalar A/S	834,084	14,938,261
UNITED KINGDOM — 19.7%
Amlin Plc.	3,517,822	26,320,443
Antofagasta Plc.	1,126,890	12,197,196
ARM Holdings Plc.	2,760,448	45,171,372
ASOS Plc. (a)	246,780	15,040,846
BG Group Plc.	1,442,148	24,018,551
British American Tobacco Plc.	520,114	28,004,068
Burberry Group Plc.	582,700	14,375,337
Capita Plc.	1,811,858	35,205,314
Experian Plc.	1,768,523	32,166,386
Hargreaves Lansdown Plc.	1,277,472	23,145,121
Petrofac Ltd.	1,062,142	15,454,824
Prudential Plc.	1,716,284	41,361,422
Rio Tinto Plc.	1,038,366	42,710,824
Rolls-Royce Holdings Plc. (a)	1,266,549	17,300,000
Rolls-Royce Holdings Plc. Preference Shares (a)	178,583,409	280,597
St James's Place Plc.	1,749,108	24,871,401
Standard Chartered Plc.	1,379,052	22,084,563
Tullow Oil Plc.	2,930,685	15,662,302
Wolseley Plc.	586,791	37,421,988
		472,792,555

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

	Shares	Value
UNITED STATES — 1.4%
Copa Holdings SA, Class A	167,458	$13,830,356
PriceSmart, Inc.	220,011	20,073,804
		33,904,160
Total Common Stocks
(cost $1,792,842,100)		2,343,810,514
PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $23,013,055)	1,505,175	16,481,666
TOTAL INVESTMENTS — 98.1%
(cost $1,815,855,155)		$2,360,292,180
Other assets less liabilities — 1.9%		44,866,066
NET ASSETS — 100.0%		$2,405,158,246

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

CDI  —  Chess Depositary Interest.

CVA  —  Certificate Van Aandelen (Bearer).

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

ASSETS
Investments, at value (cost $1,815,855,155)	$2,360,292,180
Cash	38,996,861
Foreign cash, at value (cost $2,916,217)	2,997,984
Dividends receivable	3,975,572
Tax reclaims receivable	2,349,336
Other assets	2,480
Total Assets	2,408,614,413
LIABILITIES
Management fee payable	2,164,343
Servicing fee payable	664,826
Trustee fee payable	28,566
Accrued expenses	598,432
Total Liabilities	3,456,167
NET ASSETS	$2,405,158,246
COMPOSITION OF NET ASSETS
Paid-in capital	$1,822,972,910
Undistributed net investment income	26,116,812
Accumulated net realized gain on investments and foreign currency transactions	11,706,841
Net unrealized appreciation in value of investments and foreign currencies	544,361,683
$2,405,158,246
NET ASSET VALUE, PER SHARE
Class 2 ($788,214,272 / 66,311,158 shares outstanding), unlimited authorized, no par value	$11.89
Maximum Purchase Price Per Share (Note D)	$11.93
Minimum Redemption Price Per Share (Note D)	$11.87
Class 3 ($926,991,296 / 76,983,445 shares outstanding), unlimited authorized, no par value	$12.04
Maximum Purchase Price Per Share (Note D)	$12.08
Minimum Redemption Price Per Share (Note D)	$12.02
Class 4 ($374,803,807 / 30,430,226 shares outstanding), unlimited authorized, no par value	$12.32
Maximum Purchase Price Per Share (Note D)	$12.36
Minimum Redemption Price Per Share (Note D)	$12.30
Class 5 ($315,148,871 / 25,425,829 shares outstanding), unlimited authorized, no par value	$12.39
Maximum Purchase Price Per Share (Note D)	$12.43
Minimum Redemption Price Per Share (Note D)	$12.37

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford International Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,507,120)	$34,666,636
Interest	3,602
Total Investment Income	34,670,238
EXPENSES
Management fee (Note B)	4,203,293
Shareholder Servicing fees — Class 1 Shares (Note B)	15,214
Shareholder Servicing fees — Class 2 Shares (Note B)	573,101
Shareholder Servicing fees — Class 3 Shares (Note B)	517,515
Shareholder Servicing fees — Class 4 Shares (Note B)	129,381
Shareholder Servicing fees — Class 5 Shares (Note B)	31,078
Fund accounting	576,842
Custody	201,051
Legal	141,396
Professional fees	110,430
Trustees' fees	60,580
Transfer agency	26,003
Insurance	14,419
Miscellaneous	35,828
Total Expenses	6,636,131
Net Investment Income	28,034,107
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	24,343,928
Foreign currency transactions	(606,089)
23,737,839
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	92,280,611
Translation of assets and liabilities in foreign currencies	118,586
92,399,197
Net realized and unrealized gain on investments and foreign currency transactions	116,137,036
NET INCREASE IN NET ASSETS FROM OPERATIONS	$144,171,143

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$28,034,107	$41,899,388
Net realized gain from investments, in-kind and foreign currency transactions	23,737,839	28,009,956
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	92,399,197	(138,555,427)
Net increase (decrease) in net assets from operations	144,171,143	(68,646,083)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(283,889)
Class 2	—	(9,390,129)
Class 3	—	(19,194,094)
Class 4	—	(6,244,218)
Class 5	—	(5,362,838)
Capital gains:
Class 1	—	(79,843)
Class 2	—	(2,356,308)
Class 3	—	(4,620,754)
Class 4	—	(1,478,334)
Class 5	—	(1,234,770)
Total Dividends and Distributions	—	(50,245,177)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	16	255,949
Class 2	228,275,214	136,831,273
Class 3	—	220,966,910
Class 4	—	54,835,000
Class 5	—	304,629,645
Purchase fees:
Class 1	641	3,626
Class 2	21,695	67,788
Class 3	40,298	179,891
Class 4	13,436	72,418
Class 5	11,295	18,147
Redemption fees:
Class 1	398	5,368
Class 2	36,115	122,868
Class 3	44,825	306,728
Class 4	18,248	106,695
Class 5	15,342	47,408
Dividends reinvested:
Class 2	—	11,746,437
Class 3	—	23,814,848
Class 4	—	7,722,552
Class 5	—	6,597,607

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford International Equity Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Cost of shares redeemed:
Class 1	$(19,688,877)	$(8,566,950)
Class 2	(13,226,458)	(211,341,046)
Class 3	(223,789,865)	(380,295,118)
Class 4	(2)	(304,629,645)
Class 5	(2)	—
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(28,227,681)	(136,501,601)
Total Increase (Decrease) in Net Assets	115,943,462	(255,392,861)
NET ASSETS
Beginning of period	2,289,214,784	2,544,607,645
End of period (including undistributed (distributions in excess of) net investment income of $26,116,812 and $(1,917,295) respectively)	$2,405,158,246	$2,289,214,784

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Net asset value, beginning of period	$11.20		$11.79	$10.39	$8.63		$9.95	$8.84
From Investment Operations
Net investment income(a)	0.14		0.18	0.19	0.22		0.16	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.55		(0.52)	1.40	1.69		(1.36)	1.15
Net increase (decrease) in net asset value from investment operations	0.69		(0.34)	1.59	1.91		(1.20)	1.28
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.20)	(0.19)	(0.16)		(0.12)	(0.18)
Distributions from net realized gain on investments	—		(0.05)	—	—		(0.01)	—
Total Dividends and Distributions	—		(0.25)	(0.19)	(0.16)		(0.13)	(0.18)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.01		0.01	0.01
Net asset value, end of period	$11.89		$11.20	$11.79	$10.39		$8.63	$9.95
Total Return
Total investment return based on net asset value(c)	6.16%		(2.93)%	15.35%	22.33%		(11.94)%	14.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$788,214		$542,943	$637,144	$682,452		$831,065	$447,232
Ratio of net expenses to average net assets, after waiver	0.62	%*	0.61%	0.61%	0.62	%(d)	0.67%	0.68%
Ratio of net expenses to average net assets, before waiver	0.62	%*	0.61%	0.61%	0.64	%(d)	0.67%	0.68%
Ratio of net investment income to average net assets	2.40	%*	1.57%	1.72%	2.27%		1.74%	1.43%
Portfolio turnover rate(e)	8%		11%	16%	13%		11%	24%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Period September 1, 2010(a) through December 31, 2010
Net asset value, beginning of period	$11.34		$11.93	$10.52	$8.73		$10.06	$8.53
From Investment Operations
Net investment income(b)	0.13		0.21	0.19	0.17		0.17	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57		(0.54)	1.42	1.78		(1.37)	1.69
Net increase (decrease) in net asset value from investment operations	0.70		(0.33)	1.61	1.95		(1.20)	1.71
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.21)	(0.20)	(0.17)		(0.13)	(0.19)
Distributions from net realized gain on investments	—		(0.05)	—	—		(0.01)	—
Total Dividends and Distributions	—		(0.26)	(0.20)	(0.17)		(0.14)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.01		0.01	0.01
Net asset value, end of period	$12.04		$11.34	$11.93	$10.52		$8.73	$10.06
Total Return
Total investment return based on net asset value(d)	6.20%		(2.83)%	15.34%	22.50%		(11.85)%	20.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$926,991		$1,078,665	$1,268,490	$862,591		$367,327	$154,209
Ratio of net expenses to average net assets, after waiver	0.55	%*	0.54%	0.54%	0.56	%(e)	0.60%	0.61%*
Ratio of net expenses to average net assets, before waiver	0.55	%*	0.54%	0.54%	0.58	%(e)	0.60%	0.61%*
Ratio of net investment income to average net assets	2.26	%*	1.76%	1.75%	1.71%		1.75%	0.76%*
Portfolio turnover rate(f)	8%		11%	16%	13%		11%	24%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Equity Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012		For the Year Ended December 31, 2011	For the Period July 30, 2010(a) through December 31, 2010
Net asset value, beginning of period	$11.60		$12.20	$10.75	$8.92		$10.28	$9.00
From Investment Operations
Net investment income(b)	0.14		0.22	0.20	0.22		0.20	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58		(0.57)	1.45	1.77		(1.43)	1.42
Net increase (decrease) in net asset value from investment operations	0.72		(0.35)	1.65	1.99		(1.23)	1.46
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.21)	(0.20)	(0.17)		(0.13)	(0.19)
Distributions from net realized gain on investments	—		(0.05)	—	—		(0.01)	—
Total Dividends and Distributions	—		(0.26)	(0.20)	(0.17)		(0.14)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.01	0.00 (c)	0.01		0.01	0.01
Net asset value, end of period	$12.32		$11.60	$12.20	$10.75		$8.92	$10.28
Total Return
Total investment return based on net asset value(d)	6.21%		(2.82)%	15.42%	22.51%		(11.86)%	16.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$374,804		$352,890	$611,786	$519,496		$17,024	$20,955
Ratio of net expenses to average net assets, after waiver	0.52	%*	0.51%	0.51%	0.53	%(e)	0.56%	0.58%*
Ratio of net expenses to average net assets, before waiver	0.52	%*	0.51%	0.51%	0.54	%(e)	0.56%	0.58%*
Ratio of net investment income to average net assets	2.37	%*	1.82%	1.77%	2.20%		2.03%	0.97%*
Portfolio turnover rate(f)	8%		11%	16%	13%		11%	24%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Baillie Gifford Overseas Limited had voluntarily agreed to waive its fees and/or bear other expenses through June 30, 2012, during which time Baillie Gifford Overseas Limited received annual management fee equal to 0.25% of the Fund's average net assets.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Equity Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Period April 7, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.67		$12.25
From Investment Operations
Net investment income(b)	0.15		0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.57		(0.46)
Net increase (decrease) in net asset value from investment operations	0.72		(0.31)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.22)
Distributions from net realized gain on investments	—		(0.05)
Total Dividends and Distributions	—		(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)
Net asset value, end of period	$12.39		$11.67
Total Return
Total investment return based on net asset value(d)	6.24%		(2.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$315,149		$296,649
Ratio of net expenses to average net assets	0.47	%*	0.47%*
Ratio of net investment income to average net assets	2.42	%*	1.61%*
Portfolio turnover rate(e)	8%		11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

	Value	% of Total Net Assets
Aerospace	$78,686,821	3.3%
Apparel Retailers	146,289,587	6.2
Auto Manufacturers	18,582,806	0.8
Automobiles	109,080,602	4.6
Banks	282,755,320	11.8
Biotechnology	77,910,444	3.3
Broadcasting & Entertainment	12,293,602	0.5
Broadline Retailers	49,586,344	2.1
Business Support Services	34,014,566	1.4
Chemicals	48,751,684	2.0
Clothing & Accessories	35,356,526	1.5
Commodity Chemicals	21,983,761	0.9
Computers	10,247,973	0.5
Construction & Building Materials	15,827,604	0.7
Diversified Financial Services	53,858,135	2.3
Diversified Industrials	20,446,753	0.9
Energy — Alternate Sources	3,852,494	0.2
Engineering & Machinery	3,256,977	0.1
Food & Drug Retailers	18,164,012	0.8
Food Producers & Processors	10,345,960	0.4
Food Retailers & Wholesalers	42,693,048	1.8
General Financial	15,922,268	0.7
General Retailers	16,381,361	0.7
Healthcare — Products	30,271,389	1.2
Industrial Machinery	110,773,355	4.6
Insurance	61,435,889	2.6
Internet	286,029,624	12.0
Life Insurance	99,970,853	4.2
Media	25,667,522	1.1
Media & Photography	12,457,766	0.5
Medical Equipment	8,893,617	0.4
Mining & Metals	7,923,308	0.3
Personal products	60,683,696	2.6
Pharmaceuticals	47,799,423	2.0
Publishing	12,155,135	0.5
Semiconductors	107,813,992	4.5
Software	22,675,365	0.9
Speciality Finance	81,262,047	3.5
Specialized Consumer Services	165,463,959	6.9

Industry Diversification Table

Semi-Annual Report June 30, 2015

	Value	% of Total Net Assets
Telecommunication Services	$88,236,684	3.7%
Unquoted Equities	1,155,269	0.1
Total Value of Investments	2,356,957,541	99.1
Other assets less liabilities	21,184,081	0.9
Net Assets	$2,378,141,622	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
COMMON STOCKS — 99.1%
ARGENTINA — 1.5%
MercadoLibre, Inc.	250,300	$35,467,510
AUSTRALIA — 0.7%
Cochlear Ltd.	143,913	8,893,617
Fortescue Metals Group Ltd.	5,379,917	7,923,308
		16,816,925
AUSTRIA — 0.5%
ams AG	244,756	10,704,579
CHINA — 14.0%
Alibaba Group Holding Ltd. ADR (a)	846,258	69,621,646
Baidu, Inc. ADR (a)	512,246	101,977,934
JD.com, Inc. ADR (a)	385,200	13,135,320
New Oriental Education & Technology Group, Inc. ADR (a)	726,200	17,806,424
Tencent Holdings Ltd.	5,931,700	118,613,434
Youku Tudou, Inc. ADR (a)	501,166	12,293,602
		333,448,360
DENMARK — 3.9%
Chr. Hansen Holding A/S	318,100	15,511,214
Novo Nordisk A/S, B Shares	871,062	47,799,423
Novozymes A/S, B Shares	643,490	30,572,626
		93,883,263
FRANCE — 5.0%
Compagnie Generale d'Optique Essillor International SA	182,045	21,809,130
Kering	203,879	36,451,024
L'Oreal SA	339,164	60,683,696
		118,943,850
GERMANY — 4.3%
Aixtron SE (a)	789,310	5,333,458
BASF SE	249,835	21,983,761
MorphoSys AG (a)	121,541	8,723,505
Rocket Internet SE 144A (a)(b)	512,649	22,675,365
SMA Solar Technology AG (a)	172,524	3,852,494

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
Volkswagen AG	80,255	$18,582,806
Zalando SE 144A (a)(b)	614,747	20,529,718
		101,681,107
HONG KONG — 5.9%
AIA Group Ltd.	15,289,200	99,970,853
Hong Kong Exchanges and Clearing Ltd.	1,128,201	39,751,679
		139,722,532
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	693,500	14,106,456
IRELAND — 1.7%
Bank of Ireland (a)	61,751,104	24,964,318
James Hardie Industries Plc. SE CDI	1,189,131	15,827,604
		40,791,922
ITALY — 8.8%
EXOR SpA	621,769	29,701,915
Fiat Chrysler Automobiles NV (a)	7,435,527	109,080,602
UniCredit SpA	10,409,750	69,962,797
		208,745,314
JAPAN — 11.5%
Don Quijote Holdings Co., Ltd.	385,000	16,381,361
M3, Inc.	1,276,900	25,667,522
Rakuten, Inc.	4,833,700	78,035,889
SBI Holdings, Inc.	1,158,200	15,922,268
SMC Corp.	162,000	48,748,899
SoftBank Corp.	1,498,000	88,236,684
		272,992,623
NETHERLANDS — 1.6%
ASML Holding NV	257,881	26,824,173
Gemalto NV	114,646	10,247,973
		37,072,146

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
NORWAY — 1.0%
Schibsted ASA, Class A	402,117	$12,457,766
Schibsted ASA, Class B (a)	402,117	12,155,135
		24,612,901
PERU — 0.7%
Credicorp Ltd.	118,516	16,464,243
PORTUGAL — 0.5%
Jeronimo Martins SGPS SA	992,137	12,792,582
RUSSIA — 0.8%
Magnit PJSC GDR Reg S	239,858	13,341,868
Mail.ru Group Ltd. GDR Reg S (a)	274,238	5,722,439
		19,064,307
SOUTH KOREA — 2.0%
Celltrion, Inc. (a)	330,334	23,103,099
NAVER Corp.	42,718	24,248,307
		47,351,406
SPAIN — 9.5%
Banco Popular Espanol SA	13,417,932	65,286,711
Banco Santander SA	4,593,748	32,312,575
Distribuidora Internacional de Alimentacion SA	2,160,683	16,558,598
Inditex SA	3,404,478	111,045,158
		225,203,042
SWEDEN — 8.3%
Alfa Laval AB	1,161,683	20,446,753
Atlas Copco AB, A Shares	2,216,876	62,024,456
Elekta AB, B Shares	1,349,055	8,462,259
Investment AB Kinnevik, B Shares	1,630,109	51,560,132
Sandvik AB	294,608	3,256,977
Svenska Handelsbanken AB, A Shares	3,610,341	52,704,676
		198,455,253

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

	Shares	Value
SWITZERLAND — 3.5%
Compagnie Financiere Richemont SA	435,008	$35,356,526
Syngenta AG	119,483	48,751,684
		84,108,210
TURKEY — 0.4%
BIM Birlesik Magazalar A/S	577,671	10,345,960
UNITED KINGDOM — 12.4%
Aggreko Plc.	1,505,925	34,014,566
ARM Holdings Plc.	3,969,240	64,951,782
ASOS Plc. (a)	241,429	14,714,711
Ocado Group Plc. (a)	2,594,620	18,164,012
Prudential Plc.	2,549,270	61,435,889
Rolls-Royce Holdings Plc. (a)	5,760,735	78,686,821
Rolls-Royce Holdings Plc. Preference Shares (a)	735,259,587	1,155,269
Standard Chartered Plc.	1,315,074	21,060,000
		294,183,050
TOTAL INVESTMENTS — 99.1%
(cost $1,642,128,116)		$2,356,957,541
Other assets less liabilities — 0.9%		21,184,081
NET ASSETS — 100.0%		$2,378,141,622

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2015, the net value of these securities was $43,205,083 representing 1.8% of net assets.

ADR  —  American Depositary Receipt.

CDI  —  Chess Depositary Interest.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

ASSETS
Investments, at value (cost $1,642,128,116)	$2,356,957,541
Cash	14,000,550
Foreign cash, at value (cost $3,615,095)	3,612,575
Receivable for investments sold	11,242,805
Tax reclaims receivable	1,402,840
Capital shares sold	1,021,925
Dividends receivable	741,421
Other assets	45,573
Total Assets	2,389,025,230
LIABILITIES
Payable for investments purchased	7,574,069
Management fee payable	2,141,921
Servicing fee payable	561,658
Trustee fee payable	27,654
Accrued expenses	578,306
Total Liabilities	10,883,608
NET ASSETS	$2,378,141,622
COMPOSITION OF NET ASSETS
Paid-in capital	$1,614,652,449
Distributions in excess of net investment income	(732,270)
Accumulated net realized gain on investments and foreign currency transactions	49,492,097
Net unrealized appreciation in value of investments and foreign currencies	714,729,346
NET ASSETS	$2,378,141,622
NET ASSET VALUE, PER SHARE
Class 2 ($786,264,773 / 65,894,885 shares outstanding), unlimited authorized, no par value	$11.93
Maximum Purchase Price Per Share (Note E)	$11.97
Minimum Redemption Price Per Share (Note E)	$11.91
Class 3 ($521,447,444 / 43,594,948 shares outstanding), unlimited authorized, no par value	$11.96
Maximum Purchase Price Per Share (Note E)	$12.00
Minimum Redemption Price Per Share (Note E)	$11.94

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

Class 4 ($220,537,593 / 18,410,472 shares outstanding), unlimited authorized, no par value	$11.98
Maximum Purchase Price Per Share (Note E)	$12.02
Minimum Redemption Price Per Share (Note E)	$11.96
Class 5 ($849,891,812 / 70,848,878 shares outstanding), unlimited authorized, no par value	$12.00
Maximum Purchase Price Per Share (Note E)	$12.04
Minimum Redemption Price Per Share (Note E)	$11.98

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford EAFE Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,247,909)	$23,615,338
Interest	(116)
Total Investment Income	23,615,222
EXPENSES
Management fee (Note B)	4,125,193
Shareholder servicing fees — Class 2 Shares (Note B)	667,421
Shareholder servicing fees — Class 3 Shares (Note B)	258,062
Shareholder servicing fees — Class 4 Shares (Note B)	76,150
Shareholder servicing fees — Class 5 Shares (Note B)	83,836
Fund Accounting	560,993
Custody	208,262
Professional fees	150,251
Legal	138,041
Trustees' fees	59,152
Transfer Agency	20,382
Insurance	14,056
Miscellaneous	34,965
Total Expenses	6,396,764
Net Investment Income	17,218,458
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	37,089,697
Foreign currency transactions	(185,092)
36,904,605
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	112,215,330
Translation of assets and liabilities in foreign currencies	53,261
112,268,591
Net realized and unrealized gain on investments and foreign currency transactions	149,173,196
NET INCREASE IN NET ASSETS FROM OPERATIONS	$166,391,654

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,218,458	$29,403,379
Net realized gain from investments and foreign currency transactions	36,904,605	121,660,874
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	112,268,591	(316,322,952)
Net increase (decrease) in net assets from operations	166,391,654	(165,258,699)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(9,320,741)
Class 3	—	(6,352,405)
Class 4	—	(2,730,027)
Class 5	—	(10,901,354)
Capital gains:
Class 2	—	(29,768,962)
Class 3	—	(19,181,263)
Class 4	—	(8,054,995)
Class 5	—	(30,984,381)
Total Dividends and Distributions	—	(117,294,128)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	2,916,225	45,528,771
Class 3	2,992,350	2,346,938
Purchase fees:
Class 2	5,461	21,985
Class 3	3,590	14,081
Class 4	1,519	5,903
Class 5	5,855	22,738
Redemption fees:
Class 2	21,274	47,221
Class 3	13,944	30,074
Class 4	5,874	12,616
Class 5	22,635	48,592
Dividends reinvested:
Class 2	—	38,035,551
Class 3	—	25,533,668
Class 4	—	10,785,022
Class 5	—	41,885,735
Cost of shares redeemed:
Class 1		(26,371,394)
Class 2	(26,301,704)	(62,864,979)
Class 3	(6,012,024)	(8,013,523)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(26,325,001)	67,068,999
Total Increase (Decrease) in Net Assets	140,066,653	(215,483,828)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
NET ASSETS
Beginning of period	$2,238,074,969	$2,453,558,797
End of period (including distributions in excess of net investment income of $732,270 and $17,950,728, respectively)	$2,378,141,622	$2,238,074,969

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Net asset value, beginning of period	$11.11		$12.58	$9.88	$8.40	$9.70	$8.44
From Investment Operations
Net investment income(a)	0.08		0.14	0.13	0.11	0.13	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.74		(1.01)	2.70	1.47	(1.27)	1.29
Net increase (decrease) in net asset value from investment operations	0.82		(0.87)	2.83	1.58	(1.14)	1.39
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.13)	(0.10)	(0.16)	(0.14)
Distributions from net realized gain on investments	—		(0.46)	—	—	—	—
Total Dividends and Distributions	—		(0.60)	(0.13)	(0.10)	(0.16)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.01
Net asset value, end of period	$11.93		$11.11	$12.58	$9.88	$8.40	$9.70
Total Return
Total investment return based on net asset value(c)	7.41%		(6.98)%	28.69%	18.78%	(11.70)%	16.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$786,265		$754,210	$828,208	$936,352	$682,295	$923,723
Ratio of net expenses to average net assets	0.62	%*	0.61%	0.61%	0.61%	0.60%	0.62%
Ratio of net investment income to average net assets	1.37	%*	1.18%	1.21%	1.20%	1.33%	1.14%
Portfolio turnover rate(d)	8%		18%	15%	18%	11%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Period April 19, 2010(a) through December 31, 2010
Net asset value, beginning of period	$11.13		$12.61	$9.90	$8.42	$9.72	$8.87
From Investment Operations
Net investment income(b)	0.09		0.15	0.14	0.12	0.13	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.74		(1.02)	2.71	1.46	(1.26)	0.91
Net increase (decrease) in net asset value from investment operations	0.83		(0.87)	2.85	1.58	(1.13)	0.99
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.14)	(0.10)	(0.17)	(0.15)
Distributions from net realized gain on investments	—		(0.46)	—	—	—	—
Total Dividends and Distributions	—		(0.61)	(0.14)	(0.10)	(0.17)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.01
Net asset value, end of period	$11.96		$11.13	$12.61	$9.90	$8.42	$9.72
Total Return
Total investment return based on net asset value(d)	7.44%		(6.91)%	28.83%	18.82%	(11.61)%	11.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$521,447		$487,943	$530,001	$490,822	$502,187	$139,344
Ratio of net expenses to average net assets	0.55	%*	0.54%	0.54%	0.54%	0.54%	0.56%*
Ratio of net investment income to average net assets	1.46	%*	1.23%	1.30%	1.26%	1.35%	1.26%*
Portfolio turnover rate(d)	8%		18%	15%	18%	11%	13%

*  Annualized.

(a)  Recommencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Fund
Selected data for a Class 4 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Period October 10, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.15		$12.62	$11.68
From Investment Operations
Net investment income(b)	0.09		0.16	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.74		(1.01)	1.08
Net increase (decrease) in net asset value from investment operations	0.83		(0.85)	1.08
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.16)	(0.14)
Distributions from net realized gain on investments	—		(0.46)	—
Total Dividends and Distributions	—		(0.62)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00	(c)
Net asset value, end of period	$11.98		$11.15	$12.62
Total Return
Total investment return based on net asset value(d)	7.46%		(6.88)%	9.29%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$220,538		$205,228	$220,388
Ratio of net expenses to average net assets	0.52	%*	0.51%	0.52	%*
Ratio of net investment income to average net assets	1.49	%*	1.26%	0.03	%*
Portfolio turnover rate(d)	8%		18%	15%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Fund
Selected data for a Class 5 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Period July 18, 2012(a) through December 31, 2012
Net asset value, beginning of period	$11.16		$12.64	$9.92	$8.67
From Investment Operations
Net investment income(b)	0.09		0.16	0.14	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75		(1.02)	2.73	1.33
Net increase (decrease) in net asset value from investment operations	0.84		(0.86)	2.87	1.36
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.16)	(0.15)	(0.11)
Distributions from net realized gain on investments	—		(0.46)	—	—
Total Dividends and Distributions	—		(0.62)	(0.15)	(0.11)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$12.00		$11.16	$12.64	$9.92
Total Return
Total investment return based on net asset value(d)	7.49%		(6.83)%	28.97%	15.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$849,892		$790,695	$848,681	$616,590
Ratio of net expenses to average net assets	0.47	%*	0.46%	0.46%	0.46%*
Ratio of net investment income to average net assets	1.54	%*	1.30%	1.28%	0.70%*
Portfolio turnover rate(e)	8%		18%	15%	18%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$9,391,866	3.3%
Asset Managers	8,298,203	2.9
Auto Manufacturers	4,028,251	1.4
Auto Parts	3,024,989	1.1
Banks	21,958,552	7.9
Beverages, Food & Tobacco	2,170,172	0.8
Biotechnology	3,680,584	1.3
Brewers	9,306,832	3.4
Broadline Retailers	1,585,650	0.6
Bus, Train & Employment	2,913,176	1.0
Business Support Services	2,900,073	1.0
Clothing & Accessories	3,587,173	1.3
Commercial Vehicles & Trucks	3,014,221	1.1
Containers & Packaging	2,646,351	1.0
Distillers & Vintners	1,699,905	0.6
Diversified Industrials	3,809,726	1.4
Electrical Components & Equipment	3,102,152	1.1
Electronic & Electrical Equipment	3,444,857	1.2
Electronic Equipment	4,987,023	1.8
Food & Drug Retailers	1,867,301	0.7
Food Products	10,904,988	3.9
Food Retailers & Wholesalers	6,685,874	2.5
Footwear	2,874,881	1.0
Gambling	1,483,420	0.5
General Mining	3,482,318	1.3
Healthcare — Products	1,882,539	0.7
Holding Companies — Diversified	1,207,060	0.4
Industrial Machinery	21,917,684	7.8
Integrated Oil & Gas	5,854,595	2.1
Internet	3,503,808	1.2
Investment Companies	1,696,084	0.6
Media & Photography	4,490,811	1.6
Media Agencies	5,099,406	1.8
Medical Equipment	9,169,320	3.3
Nondurable Household Products	5,278,543	1.9
Nonlife Insurance	3,872,678	1.4
Oil Equipment & Services	3,259,957	1.2
Personal Products	5,590,532	2.0
Pharmaceuticals	8,062,349	2.8
Pharmaceuticals & Biotechnology	7,950,218	2.8

Industry Diversification Table

Semi-Annual Report June 30, 2015

	Value	% of Total Net Assets
Property & Casualty Insurance	$7,529,935	2.7%
Recreational Products	6,017,905	2.2
Restaurants & Bars	3,477,143	1.2
Retailers — General	4,418,105	1.6
Semiconductors	12,897,370	4.7
Soft Drinks	3,794,571	1.4
Specialised Consumer Services	2,457,102	0.9
Speciality Chemicals	5,085,243	1.8
Speciality Finance	12,242,001	4.4
Specialized Consumer Services	6,942,765	2.4
Total Value of Investments	276,546,262	99.0
Other assets less liabilities	2,775,702	1.0
Net Assets	$279,321,964	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 4.8%
Brambles Ltd.	324,398	$2,646,351
Cochlear Ltd.	85,915	5,309,424
Mesoblast Ltd. (a)	270,908	784,668
Seek Ltd.	268,824	2,913,176
Treasury Wine Estates Ltd.	442,646	1,699,905
		13,353,524
CHINA — 3.3%
Baidu, Inc. ADR (a)	17,600	3,503,808
JD.com, Inc. ADR (a)	46,500	1,585,650
Mindray Medical International Ltd. ADR	66,054	1,882,539
Tsingtao Brewery Co., Ltd., Class H	357,943	2,170,172
		9,142,169
DENMARK — 5.7%
Carlsberg A/S, B Shares	57,362	5,197,323
Novo Nordisk A/S, B Shares	144,879	7,950,218
Novozymes A/S, B Shares	60,953	2,895,916
		16,043,457
FINLAND — 1.4%
Kone Oyj, B Shares	93,786	3,806,785
FRANCE — 1.1%
Legrand SA	55,118	3,102,152
GERMANY — 1.0%
adidas AG	37,573	2,874,881
HONG KONG — 4.0%
BOC Hong Kong Holdings Ltd.	646,960	2,692,681
Cafe de Coral Holdings Ltd.	563,702	2,036,193
Jardine Matheson Holdings Ltd.	67,200	3,809,726
Jardine Strategic Holdings Ltd.	39,900	1,207,060
Li & Fung Ltd.	1,804,782	1,430,781
		11,176,441

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
INDIA — 1.4%
Mahindra & Mahindra Ltd. GDR	198,436	$4,028,251
ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	212,364	414,110
ITALY — 2.0%
CNH Industrial NV	330,327	3,014,221
EXOR SpA	53,373	2,549,629
		5,563,850
JAPAN — 18.1%
Asahi Group Holdings Ltd.	129,400	4,109,509
DENSO Corp.	60,800	3,024,989
Kao Corp.	113,500	5,278,543
MS&AD Insurance Group Holdings, Inc.	241,900	7,529,935
Olympus Corp.	111,800	3,859,896
Rakuten, Inc.	336,700	5,435,729
Sankyo Co., Ltd.	41,900	1,483,420
Shimano, Inc.	44,100	6,017,905
Shiseido Co., Ltd.	183,400	4,159,751
SMC Corp.	12,300	3,701,305
SUGI Holdings Co., Ltd.	36,600	1,867,301
THK Co., Ltd.	186,500	4,024,711
		50,492,994
NEW ZEALAND — 0.5%
Trade Me Group Ltd.	655,995	1,507,036
PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	230,715	2,974,832
SINGAPORE — 1.7%
United Overseas Bank Ltd.	282,006	4,824,834
SOUTH AFRICA — 2.5%
Clicks Group Ltd.	322,064	2,381,912
Naspers Ltd., N Shares	28,879	4,490,811
		6,872,723

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
SOUTH KOREA — 2.2%
Samsung Electronics Co., Ltd. GDR	3,987	$2,274,583
Samsung Fire & Marine Insurance Co., Ltd.	14,697	3,872,678
		6,147,261
SPAIN — 3.2%
Corporacion Financiera Alba SA	36,571	1,696,084
Distribuidora Internacional de Alimentacion SA	484,243	3,711,042
Inditex SA	104,066	3,394,361
		8,801,487
SWEDEN — 7.8%
Atlas Copco AB, B Shares	197,695	4,924,711
Investment AB Kinnevik, B Shares	219,259	6,935,133
Investor AB, B Shares	73,949	2,757,239
Svenska Handelsbanken AB, A Shares	489,489	7,145,685
		21,762,768
SWITZERLAND — 8.1%
Mettler-Toledo International, Inc. (a)	14,605	4,987,023
Nestle SA	91,619	6,610,369
Roche Holding AG — Genusschein	27,277	7,648,239
Schindler Holding AG, Participating Certificates	21,407	3,501,140
		22,746,771
TAIWAN — 2.9%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	503,634	3,444,857
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	208,203	4,728,290
		8,173,147
TURKEY — 0.7%
Turkiye Garanti Bankasi A/S	620,811	1,936,220
UNITED KINGDOM — 23.3%
ARM Holdings Plc.	247,868	4,056,058
ASOS Plc. (a)	98,403	5,997,505
Auto Trader Group Plc. 144A (a)(b)	510,626	2,457,102
BG Group Plc.	351,528	5,854,595
BHP Billiton Plc.	122,479	2,408,129
Burberry Group Plc.	145,405	3,587,173

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

	Shares	Value
Hargreaves Lansdown Plc.	315,267	$5,711,979
Imagination Technologies Group Plc. (a)	528,839	1,838,439
Intertek Group Plc.	75,425	2,900,073
John Wood Group Plc.	322,108	3,259,957
Johnson Matthey Plc.	106,636	5,085,243
Jupiter Fund Management Plc.	369,147	2,586,224
KAZ Minerals Plc. (a)	336,488	1,074,189
Mitchells & Butlers Plc. (a)	485,235	3,477,143
Rightmove Plc.	99,108	5,099,406
Standard Chartered Plc.	217,939	3,490,142
Unilever Plc.	100,017	4,294,619
Weir Group Plc. (The)	73,504	1,959,032
		65,137,008
UNITED STATES — 1.4%
Coca-Cola Enterprises, Inc.	87,352	3,794,571
Total Common Stocks
(cost $253,834,167)		274,677,272
PREFERRED STOCKS — 0.7%
BRAZIL — 0.7%
Itau Unibanco Holding SA ADR (cost $2,132,497)	170,684	1,868,990
TOTAL INVESTMENTS — 99.0%
(cost $255,966,664)		$276,546,262
Other assets less liabilities — 1.0%		2,775,702
NET ASSETS — 100.0%		$279,321,964

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2015, the net value of these securities was $2,457,102 representing 0.9% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

ASSETS
Investments, at value (cost $255,966,664)	$276,546,262
Cash	2,212,540
Foreign cash, at value (cost $277,837)	275,001
Dividends receivable	359,150
Tax reclaims receivable	281,749
Other assets	3,608
Total Assets	279,678,310
LIABILITIES
Management fee payable	208,651
Servicing fee payable	101,713
Trustee fee payable	2,007
Payable for investments purchased	172
Accrued expenses	43,803
Total Liabilities	356,346
NET ASSETS	$279,321,964
COMPOSITION OF NET ASSETS
Paid-in capital	$258,858,135
Undistributed net investment income	1,418,171
Accumulated net realized loss on investments and foreign currency transactions	(1,525,047)
Net unrealized appreciation in value of investments and foreign currencies	20,570,705
NET ASSETS	$279,321,964
NET ASSET VALUE, PER SHARE
Class 1 ($20,613,436 / 1,551,111 shares outstanding), unlimited authorized, no par value	$13.29
Maximum Purchase Price Per Share (Note D)	$13.33
Minimum Redemption Price Per Share (Note D)	$13.26
Class 2 ($237,650,075 / 17,724,684 shares outstanding), unlimited authorized, no par value	$13.41
Maximum Purchase Price Per Share (Note D)	$13.45
Minimum Redemption Price Per Share (Note D)	$13.38
Class 3 ($21,058,453 / 1,555,951 shares outstanding), unlimited authorized, no par value	$13.53
Maximum Purchase Price Per Share (Note D)	$13.57
Minimum Redemption Price Per Share (Note D)	$13.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford EAFE Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $375,705)	$2,865,684
Interest	41
Total Investment Income	2,865,725
EXPENSES
Management fee (Note B)	369,945
Shareholder servicing fees — Class 1 Shares (Note B)	25,386
Shareholder servicing fees — Class 2 Shares (Note B)	144,557
Shareholder servicing fees — Class 3 Shares (Note B)	10,511
Fund accounting	55,120
Custody	16,835
Transfer agency	12,663
Legal	10,828
Trustees' fees	4,724
Professional fees	3,510
Insurance	1,083
Miscellaneous	2,890
Total Expenses	658,052
Net Investment Income	2,207,673
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	1,267,604
Foreign currency transactions	31,367
1,298,971
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	9,066,595
Translation of assets and liabilities in foreign currencies	18,260
9,084,855
Net realized and unrealized gain on investments and foreign currency transactions	10,383,826
NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,591,499

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Choice Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,207,673	$1,597,333
Net realized gain from investments, in-kind and foreign currency transactions	1,298,971	6,387,838
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	9,084,855	(16,200,724)
Net increase (decrease) in net assets from operations	12,591,499	(8,215,553)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(186,113)
Class 2	—	(1,264,099)
Class 3	—	(224,951)
Total Dividends and Distributions	—	(1,675,163)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	120,683,599	61,146,066
Class 3	1,433,188	20,531,631
Purchase fees:
Class 1	26,204	26,546
Class 2	173,601	165,327
Class 3	26,446	1,586
Redemption fees:
Class 1	555	9,582
Class 2	6,329	36,836
Class 3	571	10
Dividends reinvested:
Class 1	—	186,113
Class 2	—	1,264,099
Class 3	—	224,951
Cost of shares redeemed:
Class 2	(3,006,012)	(40,487,027)
Class 3	(721,443)	(45,090)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	118,623,038	43,060,630
Total Increase in Net Assets	131,214,537	33,169,914
NET ASSETS
Beginning of period	148,107,427	114,937,513
End of period (including undistributed (distributions in excess of)
net investment income of $1,418,171 and $(789,502), respectively)	$279,321,964	$148,107,427

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Choice Fund
Selected data for a Class 1 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Period December 17, 2013(a) through December 31, 2013
Net asset value, beginning of period	$12.32		$13.02	$12.80
From Investment Operations
Net investment income(b)	0.13		0.15	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82		(0.75)	0.56
Net increase (decrease) in net asset value from investment operations	0.95		(0.60)	0.56
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.12)	(0.34)
Proceeds from Purchase Fees and Redemption Fees(b)	0.02		0.02	0.00	(c)
Net asset value, end of period	$13.29		$12.32	$13.02
Total Return
Total investment return based on net asset value(d)	7.84%		(4.46)%	4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$20,613		$19,115	$19,995
Ratio of net expenses to average net assets	0.70	%*	0.84%	0.27	%*
Ratio of net investment income to average net assets	2.03	%*	1.12%	0.61	%*
Portfolio turnover rate(e)	6%		23%	25%

*  Annualized.

(a)  Commencement of operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Choice Fund
Selected data for a Class 2 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year/Period Ended December 31, 2010(a)
Net asset value, beginning of year/period	$12.43		$13.13	$11.19	$9.45	$11.24	$10.15
From Investment Operations
Net investment income(b)	0.13		0.16	0.17	0.23	0.21	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.84		(0.75)	2.19	1.83	(1.64)	1.37
Net increase (decrease) in net asset value from investment operations	0.97		(0.59)	2.36	2.06	(1.43)	1.50
Change in NAV During Period of Inactivity(a)	—		—	—	—	—	(0.28)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.43)	(0.32)	(0.21)	(0.14)
Distributions from net realized gain on investments	—		—	—	—	(0.17)	—
Total Dividends and Distributions	—		(0.14)	(0.43)	(0.32)	(0.38)	(0.14)
Proceeds from Purchase Fees and Redemption Fees(b)	0.01		0.03	0.01	0.00 (d)	0.02	0.01
Net asset value, end of period	$13.41		$12.43	$13.13	$11.19	$9.45	$11.24
Total Return
Total investment return based on net asset value(c)	7.86%		(4.25)%	21.20%	21.81%	(12.54)%	15.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$237,650		$110,234	$94,942	$156,038	$115,242	$46,487
Ratio of net expenses to average net assets	0.62	%*	0.66%	0.67%	0.64%	0.65%	0.71%*
Ratio of net investment income to average net assets	2.08	%*	1.23%	1.41%	2.23%	1.97%	1.53%*
Portfolio turnover rate(e)	6%		23%	25%	21%	46%	20%

*  Annualized.

(a)  For the periods January 1, 2010 to January 15, 2010 and March 25, 2010 to December 31, 2010. Class had no shareholders from January 16, 2010 to March 24, 2010. All shares of this class were redeemed at $10.48 on January 15, 2010. New shares were issued at $10.20 on March 25, 2010.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Amount is less than $0.005 per share.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Choice Fund
Selected data for a Class 3 Shares outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Period July 7, 2014(e) through December 31, 2014	For the Period January 1, 2013 through April 16, 2013(d)		For the Period January 23, 2012(e) through December 31, 2012		For the Period January 1, 2011 through April 18, 2011(d)		For the Period January 15, 2010(a) through December 31, 2010
Net asset value, beginning of period	$12.54		$14.08	$11.22		$10.15		$11.42		$10.48
From Investment Operations
Net investment income(b)	0.15		0.05	0.07		0.28		0.09		0.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.82		(1.44)	0.79		1.12		0.15		0.92
Net increase (decrease) in net asset value from investment operations	0.97		(1.39)	0.86		1.40		0.24		1.08
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	—		(0.33)		—		(0.15)
Proceeds from Purchase Fees and Redemption Fees(b)	0.02		0.00 (f)	0.00	(f)	0.00	(f)	0.00	(f)	0.01
Net asset value, end of period	$13.53		$12.54	$12.08		$11.22		$11.66		$11.42
Total Return
Total investment return based on net asset value(c)	7.92%		(9.86)%	7.66%		13.79%		2.10%		10.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,058		$18,758	$—	(d)	$27,557		$—	(d)	$55,922
Ratio of net expenses to average net assets	0.55	%*	0.58%*	0.55	%*	0.57	%*	0.57	%*	0.63%*
Ratio of net investment income to average net assets	2.21	%*	0.71%*	2.29	%*	2.86	%*	2.50	%*	1.66%*
Portfolio turnover rate(g)	6%		23%	5%		21%		46%		20%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Class had no shareholders from April 19, 2011 to January 22, 2012 and from April 17, 2013 to July 6, 2014. All shares of this class were redeemed at $11.66 on April 18, 2011. New shares were issued at $10.15 on January 23, 2012. All shares of this class were redeemed at $12.08 on April 16,2013. New shares were issued at $14.08 on July 7, 2014.

(e)  Recommencement of investment operations

(f)  Amount is less than $0.005 per share.

(g)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Pure Fund

	Value	% of Total Net Assets
Apparel Retailers	$5,841,311	4.4%
Asset Managers	4,271,766	3.2
Auto Parts	1,358,260	1.0
Banks	10,558,613	7.8
Biotechnology	1,973,587	1.5
Brewers	4,986,479	3.7
Bus, Train & Employment	1,483,106	1.1
Business Support Services	1,564,905	1.1
Clothing & Accessories	2,123,539	1.6
Commercial Vehicles & Trucks	1,776,749	1.3
Containers & Packaging	1,520,821	1.1
Distillers & Vintners	857,821	0.6
Diversified Industrials	2,811,940	2.1
Drug Retailers	923,447	0.7
Electrical Components & Equipment	1,488,265	1.1
Electronic Equipment	2,498,121	1.9
Food Products	6,762,927	5.0
Food Retailers & Wholesalers	3,786,775	2.8
Footwear	1,428,909	1.1
Gambling	750,561	0.5
General Mining	1,725,738	1.3
Industrial Machinery	11,501,778	8.5
Integrated Oil & Gas	2,871,271	2.1
Media Agencies	3,358,751	2.5
Medical Equipment	5,008,985	3.7
Nondurable Household Products	4,664,651	3.4
Oil Equipment & Services	1,621,103	1.2
Personal Products	2,665,716	2.0
Pharmaceuticals	8,124,563	6.0
Property & Casualty Insurance	3,750,960	2.8
Recreational Products	3,588,909	2.7
Restaurants & Bars	1,763,641	1.3
Semiconductors	2,906,163	2.1
Soft Drinks	3,250,833	2.4
Specialised Consumer Services	1,172,554	0.9
Speciality Chemicals	3,342,919	2.5
Speciality Finance	9,348,668	6.9
Specialized Consumer Services	3,701,709	2.7
Total Value of Investments	133,136,814	98.6
Other assets less liabilities	1,827,479	1.4
Net Assets	$134,964,293	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 5.1%
Brambles Ltd.	186,427	$1,520,821
Cochlear Ltd.	43,846	2,709,620
Mesoblast Ltd. (a)	122,464	354,709
Seek Ltd.	136,859	1,483,106
Treasury Wine Estates Ltd.	223,372	857,821
		6,926,077
DENMARK — 6.0%
Carlsberg A/S, B Shares	28,256	2,560,154
Novo Nordisk A/S, B Shares	71,939	3,947,644
Novozymes A/S, B Shares	34,074	1,618,878
		8,126,676
FINLAND — 1.4%
Kone Oyj, B Shares	47,696	1,935,987
FRANCE — 1.1%
Legrand SA	26,443	1,488,265
GERMANY — 1.1%
adidas AG	18,675	1,428,909
HONG KONG — 4.0%
BOC Hong Kong Holdings Ltd.	468,500	1,949,921
Jardine Matheson Holdings Ltd.	49,600	2,811,940
Li & Fung Ltd.	862,000	683,370
		5,445,231
ISRAEL — 0.1%
Protalix BioTherapeutics, Inc. (a)	45,400	88,530
ITALY — 2.7%
CNH Industrial NV	194,713	1,776,749
EXOR SpA	40,154	1,918,157
		3,694,906

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
JAPAN — 21.1%
Asahi Group Holdings Ltd.	76,400	$2,426,325
DENSO Corp.	27,300	1,358,260
Kao Corp.	100,300	4,664,651
MS&AD Insurance Group Holdings, Inc.	120,500	3,750,960
Olympus Corp.	66,600	2,299,365
Rakuten, Inc.	178,700	2,884,956
Sankyo Co., Ltd.	21,200	750,561
Shimano, Inc.	26,300	3,588,909
Shiseido Co., Ltd.	87,400	1,982,346
SMC Corp.	5,800	1,745,331
SUGI Holdings Co., Ltd.	18,100	923,447
THK Co., Ltd.	99,300	2,142,916
		28,518,027
NEW ZEALAND — 0.6%
Trade Me Group Ltd.	355,523	816,753
PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	112,946	1,456,322
SINGAPORE — 2.1%
United Overseas Bank Ltd.	162,433	2,779,062
SPAIN — 3.7%
Distribuidora Internacional de Alimentacion SA	304,094	2,330,453
Inditex SA	80,417	2,622,992
		4,953,445
SWEDEN — 10.4%
Atlas Copco AB, A Shares	58,142	1,626,715
Atlas Copco AB, B Shares	35,100	874,364
Investment AB Kinnevik, B Shares	116,608	3,688,296
Investor AB, B Shares	100,366	3,742,215
Svenska Handelsbanken AB, A Shares	282,611	4,125,627
		14,057,217

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Pure Fund

	Shares	Value
SWITZERLAND — 9.4%
Mettler-Toledo International, Inc. (a)	7,316	$2,498,121
Nestle SA	52,716	3,803,493
Roche Holding AG — Genusschein	14,581	4,088,389
Schindler Holding AG, Participating Certificates	13,702	2,240,978
		12,630,981
UNITED KINGDOM — 26.3%
ARM Holdings Plc.	118,898	1,945,621
ASOS Plc. (a)	52,804	3,218,319
Auto Trader Group Plc. 144A (a)(b)	243,676	1,172,554
BG Group Plc.	172,400	2,871,271
BHP Billiton Plc.	60,300	1,185,592
Burberry Group Plc.	86,077	2,123,539
Hargreaves Lansdown Plc.	169,100	3,063,738
Imagination Technologies Group Plc. (a)	276,306	960,542
Intertek Group Plc.	40,700	1,564,905
John Wood Group Plc.	160,177	1,621,103
Johnson Matthey Plc.	70,100	3,342,919
Jupiter Fund Management Plc.	172,429	1,208,028
KAZ Minerals Plc. (a)	169,200	540,146
Mitchells & Butlers Plc. (a)	246,116	1,763,641
Rightmove Plc.	65,278	3,358,751
Standard Chartered Plc.	106,405	1,704,003
Unilever Plc.	68,922	2,959,434
Weir Group Plc. (The)	35,100	935,487
		35,539,593
UNITED STATES — 2.4%
Coca-Cola Enterprises, Inc.	74,835	3,250,833
TOTAL INVESTMENTS — 98.6%
(cost $135,284,588)		$133,136,814
Other assets less liabilities — 1.4%		1,827,479
NET ASSETS — 100.0%		$134,964,293

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2015, the net value of these securities was $1,172,554 representing 0.9% of net assets.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford EAFE Pure Fund

ASSETS
Investments, at value (cost $135,284,588)	$133,136,814
Cash	1,599,791
Foreign cash, at value (cost $129,197)	127,635
Dividends receivable	140,940
Tax reclaims receivable	118,177
Other assets	1,621
Total Assets	135,124,978
LIABILITIES
Management fee payable	88,868
Servicing fee payable	45,061
Trustee fee payable	467
Accrued expenses	26,289
Total Liabilities	160,685
NET ASSETS	$134,964,293
COMPOSITION OF NET ASSETS
Paid-in capital	$136,282,881
Undistributed net investment income	982,649
Accumulated net realized loss on investments and foreign currency transactions	(152,625)
Net unrealized depreciation in value of investments and foreign currencies	(2,148,612)
$134,964,293
NET ASSET VALUE, PER SHARE
Class 2 ($134,964,293 / 13,290,833 shares outstanding), unlimited authorized, no par value	$10.15
Maximum Purchase Price Per Share (Note D)	$10.18
Minimum Redemption Price Per Share (Note D)	$10.13

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford EAFE Pure Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $112,925)	$1,274,478
Interest	(46)
Total Investment Income	1,274,432
EXPENSES
Management fee (Note B)	143,477
Shareholder servicing fees — Class 2 Shares (Note B)	69,689
Fund accounting	42,199
Custody	6,365
Transfer agency	4,147
Legal	3,420
Trustees' fees	1,495
Professional fees	1,102
Insurance	350
Miscellaneous	1,049
Total Expenses	273,293
Fees waived (Note B)	(3,905)
Net Expenses	269,388
Net Investment Income	1,005,044
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(87,773)
Foreign currency transactions	15,941
(71,832)
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	807,833
Translation of assets and liabilities in foreign currencies	464
808,297
Net realized and unrealized gain on investments and foreign currency transactions	736,465
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,741,509

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Pure Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Period April 15, 2014(a) through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,005,044	$381,181
Net realized loss from investments and foreign currency transactions	(71,832)	(201,488)
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	808,297	(2,956,909)
Net increase (decrease) in net assets from operations	1,741,509	(2,777,216)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(263,706)
Capital gains:
Class 2	—	(19,175)
Total Dividends and Distributions	—	(282,881)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	89,730,000	45,862,000
Purchase fees:
Class 2	270,000	138,000
Redemption fees:
Class 2	—	—
Dividends reinvested:
Class 2	—	282,881
Increase in Net Assets from Transactions in Shares of Beneficial Interest	90,000,000	46,282,881
Total Increase in Net Assets	91,741,509	43,222,784
NET ASSETS
Beginning of period	43,222,784	—
End of period (undistributed (distributions in excess of) net investment income of $982,649 and ($22,395), respectively)	$134,964,293	$43,222,784

(a)  Commencement of investment operations

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford EAFE Pure Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Period April 15, 2014(a) through December 31, 2014
Net asset value, beginning of period	$9.36		$10.00
From Investment Operations
Net investment income(b)	0.12		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.64		(0.69)
Net increase (decrease) in net asset value from investment operations	0.76		(0.61)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.06)
Distributions from net realized gain on investments	—		(0.00	)(c)
Total Dividends and Distributions	—		(0.06)
Proceeds from Purchase Fees and Redemption Fees(b)	0.03		0.03
Net asset value, end of period	$10.15		$9.36
Total Return
Total investment return based on net asset value(d)	8.45%		(5.79)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$134,964		$43,223
Ratio of net expenses to average net assets, before waiver	0.67	%*	0.70	%*
Ratio of net expenses to average net assets, after waiver(e)	0.67	%*	0.67	%*
Ratio of net investment income to average net assets	2.45	%*	1.17	%*
Portfolio turnover rate(f)	6%		5%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, dividends reinvestment of all and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Fund has an expense cap of 0.67%.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

	Value	% of Total Net Assets
Aerospace/Defense	$9,210,492	1.7%
Airlines	3,993,722	0.7
Auto Manufacturers	8,168,805	1.5
Automobiles	4,622,504	0.9
Automobiles & Parts	4,766,068	0.9
Banks	35,162,301	6.5
Broadline Retailers	24,417,097	4.5
Building Materials & Fixtures	360,345	0.0
Commodity Chemicals	9,735,448	1.8
Computer Hardware	3,556,226	0.7
Computer Services	16,746,583	3.1
Computers	8,972,845	1.7
Construction & Building Materials	13,658,778	2.5
Diversified Financial Services	13,805,929	2.5
Electrical Components & Equipment	3,893,940	0.7
Electronic & Electrical Equipment	46,332,773	8.6
Household Goods	7,488,632	1.4
Industrial Engineering	3,610,226	0.7
Insurance	24,997,595	4.6
Internet	50,430,134	9.2
Investment Companies	3,878,173	0.7
Leisure Goods	9,246,216	1.7
Life Insurance	26,462,448	4.8
Media & Photography	17,657,213	3.3
Nonlife Insurance	9,825,319	1.8
Oil & Gas	39,744,497	7.3
Real Estate Holding & Development	10,776,674	1.9
Retailers — General	2,271,746	0.4
Semiconductors	42,797,342	7.9
Software	12,213,180	2.3
Software & Computer Services	8,852,640	1.6
Specialized Consumer Services	15,563,098	2.9
Technology Hardware & Equipment	26,613,243	4.9
Telecommunications	2,485,847	0.5
Toys	5,151,666	0.9
Transportation	3,673,443	0.7
Travel & Tourism	5,331,440	1.0
Total Value of Investments	536,474,628	98.8
Other assets less liabilities	6,774,185	1.2
Net Assets	$543,248,813	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
COMMON STOCKS — 95.5%
ARGENTINA — 1.1%
MercadoLibre, Inc.	43,500	$6,163,950
BRAZIL — 1.7%
Embraer SA ADR	304,077	9,210,492
CHINA — 23.2%
Alibaba Group Holding Ltd. ADR (a)	189,171	15,563,098
Baidu, Inc. ADR (a)	53,400	10,630,872
China Pacific Insurance Group Co. Ltd., Class H	1,070,000	5,126,023
China Vanke Co. Ltd., Class H	2,324,700	5,707,704
Geely Automobile Holdings Ltd.	8,940,000	4,766,068
JD.com, Inc. ADR (a)	550,100	18,758,410
Legend Holdings Corp. 144A, Class H (a)(b)	635,900	3,556,226
Ping An Insurance Group Co. of China Ltd., Class H	1,581,000	21,336,425
Qunar Cayman Islands Ltd. ADR (a)	124,421	5,331,440
Tencent Holdings Ltd.	1,233,100	24,657,725
ZTE Corp., Class H	4,230,000	10,740,690
		126,174,681
EGYPT — 1.4%
Commercial International Bank Egypt SAE	475,627	3,489,539
Egyptian Financial Group — Hermes Holding SAE (a)	2,159,321	3,851,864
		7,341,403
GERMANY — 0.9%
Rocket Internet SE 144A (a)(b)	107,458	4,753,056
HONG KONG — 8.3%
AAC Technologies Holdings, Inc.	690,500	3,893,940
Alibaba Health Information Technology Ltd. (a)	3,360,000	3,487,941
Brilliance China Automotive Holdings Ltd.	2,966,000	4,622,504
China Overseas Land & Investment Ltd.	1,440,000	5,068,970
China Taiping Insurance Holdings Co., Ltd. (a)	1,848,210	6,616,911
Haier Electronics Group Co., Ltd. (a)	2,781,300	7,488,632
Kingsoft Corp. Ltd.	1,530,000	5,151,666
Lenovo Group Ltd.	6,490,000	8,972,845
		45,303,409

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
INDIA — 14.1%
Ambuja Cements Ltd.	23,338	$84,170
Axis Bank Ltd. (a)	895,680	7,851,753
HCL Technologies Ltd.	369,581	5,337,973
Housing Development Finance Corp., Ltd.	225,200	4,580,784
ICICI Bank Ltd.	1,993,340	9,673,203
IDFC Ltd.	1,675,002	3,878,173
Infosys Ltd.	295,467	4,591,596
Just Dial Ltd.	125,859	2,507,891
Mahindra & Mahindra Ltd.	287,176	5,778,876
Oracle Financial Services Software Ltd.	35,750	2,122,151
Reliance Industries Ltd.	732,424	11,492,233
Shriram Transport Finance Co., Ltd.	401,010	5,373,281
Tata Consultancy Services Ltd.	130,733	5,237,019
Tech Mahindra Ltd.	1,069,102	8,021,623
Ultratech Cement Ltd.	5,880	276,175
		76,806,901
MALAYSIA — 1.3%
Public Bank Bhd	1,409,340	6,992,538
MEXICO — 3.6%
Cemex SAB de CV ADR, Participating Certificates (a)	1,491,133	13,658,778
Corp. GEO SAB de CV, Series B (a)*	3,528,000	0
Wal-Mart de Mexico SAB de CV	2,316,760	5,658,687
		19,317,465
SOUTH AFRICA — 3.3%
Naspers Ltd., N Shares	113,548	17,657,213
SOUTH KOREA — 12.9%
Dongbu Insurance Co., Ltd.	73,893	3,736,596
Fila Korea Ltd.	22,829	2,271,746
Hyundai Glovis Co., Ltd.	20,317	3,673,443
Hyundai Marine & Fire Insurance Co., Ltd.	118,380	3,127,051
Hyundai Wia Corp.	25,935	2,389,929
Interpark Holdings Corp.	209,500	1,753,153
LG Chem Ltd.	31,880	7,950,432
NAVER Corp.	9,968	5,658,203
NCSoft Corp.	18,680	3,319,384

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
Samsung Electronics Co., Ltd. GDR	13,533	$15,354,355
Samsung Fire & Marine Insurance Co., Ltd.	23,107	6,088,723
Samsung SDI Co., Ltd.	25,064	2,485,847
SK Hynix, Inc.	328,300	12,443,069
		70,251,931
TAIWAN — 17.8%
Advanced Semiconductor Engineering, Inc.	4,484,711	6,076,363
Advantech Co., Ltd.	499,463	3,429,484
Airtac International Group	279,300	1,751,761
China Life Insurance Co., Ltd.	14,907,555	15,253,633
Delta Electronics, Inc.	1,676,000	8,574,199
Himax Technologies, Inc. ADR	417,708	3,354,195
Hiwin Technologies Corp.	282,560	1,858,465
Hon Hai Precision Industry Co., Ltd.	4,311,696	13,549,005
Largan Precision Co., Ltd.	81,000	9,246,216
MediaTek, Inc.	791,000	10,812,645
Siliconware Precision Industries Co., Ltd.	1,652,000	2,520,609
Taiwan Semiconductor Manufacturing Co., Ltd.	4,404,310	20,033,530
		96,460,105
TURKMENISTAN — 5.2%
Dragon Oil Plc.	2,476,704	28,252,264
UNITED STATES — 0.7%
Copa Holdings SA, Class A	48,356	3,993,722
Total Common Stocks
(cost $440,119,145)		518,679,130
PREFERRED STOCKS — 3.3%
BRAZIL — 1.3%
Banco Bradesco SA	780,577	7,155,268
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

	Shares	Value
SOUTH KOREA — 2.0%
LG Chem Ltd.	10,598	$1,785,016
Samsung Electronics Co., Ltd.	9,964	8,855,214
		10,640,230
Total Preferred Stocks
(cost $15,487,886)		17,795,498
TOTAL INVESTMENTS — 98.8%
(cost $455,607,031)		$536,474,628
Other assets less liabilities — 1.2%		6,774,185
NET ASSETS — 100.0%		$543,248,813

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2015, the net value of these securities was $8,309,282 representing 1.5% of net assets.

*  Security is being fair valued by the Advisor's valuation committee.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

ASSETS
Investments, at value (cost $455,607,031)	$536,474,628
Cash	5,883,425
Foreign cash, at value (cost $561,782)	561,782
Receivable for investments sold	16,525,111
Dividends receivable	1,615,546
Other assets	561
Total Assets	561,061,053
LIABILITIES
Payable for investments purchased	15,185,622
Payable for deferred Indian capital gains tax	1,632,264
Management fee payable	768,860
Servicing fee payable	45,264
Trustee fee payable	6,004
Accrued expenses	174,226
Total Liabilities	17,812,240
NET ASSETS	$543,248,813
COMPOSITION OF NET ASSETS
Paid-in capital	$467,873,852
Undistributed net investment income	5,307,970
Accumulated net realized loss on investments and foreign currency transactions	(8,916,366)
Net unrealized appreciation in value of investments and foreign currencies (including deferred Indian capital gains tax)	78,983,357
$543,248,813
NET ASSET VALUE, PER SHARE
Class 2 ($44,825,992 / 2,658,320 shares outstanding), unlimited authorized, no par value	$16.86
Maximum Purchase Price Per Share (Note D)	$16.92
Minimum Redemption Price Per Share (Note D)	$16.80
Class 5 ($498,422,821 / 28,657,409 shares outstanding), unlimited authorized, no par value	$17.39
Maximum Purchase Price Per Share (Note D)	$17.45
Minimum Redemption Price Per Share (Note D)	$17.33

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford Emerging Markets Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $397,712)	$3,239,116
Interest	—
Total Investment Income	3,239,116
EXPENSES
Management fee (Note B)	1,463,889
Shareholder servicing fees — Class 2 Shares (Note B) (a)	25,470
Shareholder servicing fees — Class 5 Shares (Note B) (b)	50,236
Fund accounting	140,728
Custody	127,051
Legal	30,602
Professional fees	15,503
Trustees' fees	13,080
Transfer agency	6,860
Insurance	3,021
Miscellaneous	7,784
Total Expenses	1,884,224
Net Investment Income	1,354,892
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax $0)	14,544,220
Foreign currency transactions	(145,564)
14,398,656
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments (including deferred Indian capital gains tax of $1,466,570)	(3,565,359)
Translation of assets and liabilities in foreign currencies	(5,335)
(3,570,694)
Net realized and unrealized gain on investments and foreign currency transactions	10,827,962
NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,182,854

(a)  Class II shares were converted into Class 2 shares.

(b)  Class III shares were converted into Class 5 shares.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford Emerging Markets Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,354,892	$4,498,967
Net realized gain (loss) from investments and foreign currency transactions	14,398,656	(8,931,554)
Net change in unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign currencies	(3,570,694)	892,139
Net increase (decrease) in net assets from operations	12,182,854	(3,540,448)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 5 (a)	—	(719,470)
Total Dividends and Distributions	—	(719,470)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2 (b)	45,839,001	9,232,291
Class 5 (a)	485,066,063	186,487,716
Purchase fees:
Class 2 (b)	13,291	9,767
Class 5 (a)	147,709	470,589
Redemption fees:
Class 2 (b)	—	643
Class 5 (a)	—	59,170
Dividends reinvested:
Class 5 (a)	—	719,470
Cost of shares redeemed:
Class 2 (b)	—	(59,760,469)
Class 5 (a)	(485,066,064)	(16,328,088)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	46,000,000	120,891,089
Total Increase in Net Assets	58,182,854	116,631,171
NET ASSETS
Beginning of period	485,065,959	368,434,788
End of period (undistributed net investment income of $5,307,970 and $3,953,078, respectively)	$543,248,813	$485,065,959

(a)  Class III shares were converted into Class 5 shares.

(b)  Class II shares were converted into Class 2 shares.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford Emerging Markets Fund
Selected data for a Class 2 Shares outstanding throughout each period:^

	For the Period March 3, 2015 through June 30, 2015 (unaudited)(a)	For the Period April 9, 2013(b) through December 31, 2013
Net asset value, beginning of period	$17.21	$15.60
From Investment Operations
Net investment income(c)	0.04	0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.39)	1.10
Net increase (decrease) in net asset value from investment operations	(0.35)	1.20
Dividends and Distributions to Shareholders
Dividends from net investment income	—	(0.29)
Proceeds from Purchase Fees and Redemption Fees(c)	0.00 (f)	0.01
Net asset value, end of period	$16.86	$16.52
Total Return
Total investment return based on net asset value(d)	(2.21)%	7.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$44,826	$51,029
Ratio of net expenses to average net assets	0.85%*	0.89%*
Ratio of net investment income to average net assets	0.67%*	0.90%*
Portfolio turnover rate(e)	24%	33%

*  Annualized.

^  Formerly Class II shares.

(a)  Recommencement of investment operations. Class had no shareholders from January 13, 2014 to April 7, 2014 and from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $16.11 on January 12, 2014. New shares were issued at $16.64 on April 8, 2014. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.21 on March 3, 2015.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

(f)  Amount is less than 0.005 per share.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford Emerging Markets Fund
Selected data for a Class 5 Shares outstanding throughout each period:^

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Net asset value, beginning of period	$16.76		$16.74	$16.40	$14.60	$18.71	$16.49
From Investment Operations
Net investment income(a)	0.04		0.17	0.14	0.19	0.18	0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58		(0.15)	0.48	1.82	(3.94)	3.09
Net increase (decrease) in net asset value from investment operations	0.62		0.02	0.62	2.01	(3.76)	3.22
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.02)	(0.29)	(0.23)	—	(0.52)
Distributions from net realized gain on investments	—		—	—	—	(0.35)	(0.49)
Total Dividends and Distributions	—		(0.02)	(0.29)	(0.23)	(0.35)	(1.01)
Proceeds from Purchase Fees and Redemption Fees(a)	0.01		0.02	0.01	0.02	0.00 (b)	0.01
Net asset value, end of period	$17.39		$16.76	$16.74	$16.40	$14.60	$18.71
Total Return
Total investment return based on net asset value(c)	3.78%		0.26%	3.98%	13.94%	(20.20)%	19.73%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$498,423		$485,066	$317,406	$490,246	$373,432	$468,654
Ratio of net expenses to average net assets	0.70	%*	0.75%	0.74%	0.75%	0.73%	0.79%
Ratio of net investment income to average net assets	0.50	%*	1.00%	0.88%	1.18%	1.05%	0.75%
Portfolio turnover rate(e)	24%		26%	33%	51%	41%	40%

*  Annualized.

^  Formerly Class III shares.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Rounds to less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Value	% of Total Net Assets
Aerospace	$7,243,728	1.0%
Airlines	17,247,435	2.3
Asset Managers	4,690,174	0.6
Automobiles	12,631,401	1.7
Banks	57,022,812	7.8
Beverages	2,713,725	0.4
Beverages, Food & Tobacco	2,910,191	0.4
Biotechnology	5,125,560	0.7
Brewers	6,038,053	0.8
Broadline Retailers	18,021,246	2.4
Business Support Services	2,052,608	0.3
Chemicals	5,077,528	0.7
Clothing & Accessories	5,094,497	0.7
Commercial Services	30,475,000	4.1
Construction & Building Materials	11,878,971	1.6
Construction & Materials	7,777,248	1.0
Containers & Packaging	6,063,804	0.8
Diversified Financial Services	32,397,282	4.3
Diversified Industrials	4,852,865	0.7
Electronic & Electrical Equipment	22,226,483	3.0
Engineering & Machinery	6,387,848	0.9
Farming & Fishing	6,410,429	0.9
Financial Services	6,008,300	0.8
Fixed Line Telecommunications	3,705,128	0.5
Food Products	12,003,340	1.6
Food Retailers & Wholesalers	5,612,763	0.8
Healthcare — Products	9,420,836	1.3
Healthcare Providers	17,943,621	2.4
Household Goods & Home Construction	6,823,310	0.9
Industrial Engineering	4,431,939	0.6
Industrial Machinery	29,796,445	4.1
Industrial Suppliers	10,778,629	1.5
Insurance	44,165,008	6.0
Internet	35,001,472	4.8
Investment Services	4,622,963	0.6
Life Insurance	13,329,709	1.8
Media & Photography	27,577,449	3.8
Medical Equipment	7,610,844	1.0
Mobile Telecommunications	3,602,822	0.5
Motorcycles	9,716,881	1.3

Industry Diversification Table

Semi-Annual Report June 30, 2015

	Value	% of Total Net Assets
Oil & Gas	$23,763,567	3.2%
Oil Equipment & Services	4,275,254	0.6
Pharmaceuticals, Biotechnology & Life Sciences	7,224,778	1.0
Property & Casualty Insurance	11,411,629	1.5
Publishing	4,093,426	0.5
Real Estate	3,358,836	0.4
Real Estate Holding & Development	2,835,617	0.4
Retailers — General	16,160,602	2.1
Semiconductors	50,232,429	6.8
Software	5,657,303	0.8
Software & Computer Services	9,847,071	1.4
Specialized Consumer Services	20,780,276	2.8
Technology Hardware & Equipment	8,999,596	1.3
Travel & Leisure	25,431,113	3.4
Trucking	6,203,438	0.8
Unquoted Equities	117,490	0.0
Total Value of Investments	726,882,772	98.4
Other assets less liabilities	12,098,369	1.6
Net Assets	$738,981,141	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
COMMON STOCKS — 98.4%
ARGENTINA — 0.1%
Arcos Dorados Holdings, Inc., Class A	189,578	$997,180
AUSTRALIA — 0.8%
Brambles Ltd.	743,320	6,063,804
BRAZIL — 0.4%
BM&FBovespa SA	860,100	3,244,982
CANADA — 2.2%
Fairfax Financial Holdings Ltd.	14,365	7,094,927
Ritchie Bros. Auctioneers, Inc.	161,080	4,497,353
Ultra Petroleum Corp. (a)	356,132	4,458,773
		16,051,053
CHINA — 4.6%
Alibaba Group Holding Ltd. ADR (a)	137,196	11,287,115
Baidu, Inc. ADR (a)	50,800	10,113,264
China Resources Enterprise Ltd.	1,242,000	4,000,350
Mindray Medical International Ltd. ADR	199,908	5,697,378
Tsingtao Brewery Co., Ltd., Class H	480,000	2,910,191
		34,008,298
DENMARK — 0.8%
Carlsberg A/S, B Shares	66,641	6,038,053
GERMANY — 2.1%
Deutsche Boerse AG	64,125	5,311,334
SAP SE	140,519	9,847,071
		15,158,405
HONG KONG — 2.5%
AIA Group Ltd.	2,038,600	13,329,709
Jardine Matheson Holdings Ltd.	85,600	4,852,865
		18,182,574

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
INDIA — 1.5%
HDFC Bank Ltd. ADR	59,600	$3,607,588
ICICI Bank Ltd. ADR	683,900	7,126,238
		10,733,826
IRELAND — 5.0%
Bank of Ireland (a)	19,031,593	7,693,964
CRH Plc.	423,394	11,878,971
Ryanair Holdings Plc. ADR	241,730	17,247,435
		36,820,370
ITALY — 0.7%
Fiat Chrysler Automobiles NV (a)	366,003	5,369,334
JAPAN — 7.7%
CyberAgent, Inc.	100,000	4,744,049
Inpex Corp.	652,200	7,403,091
Japan Exchange Group, Inc.	142,600	4,622,963
MS&AD Insurance Group Holdings, Inc.	342,300	10,655,216
Olympus Corp.	155,400	5,365,186
Rohm Co., Ltd.	77,500	5,192,431
SMC Corp.	25,300	7,613,254
THK Co., Ltd.	257,100	5,548,273
Tokyo Electron Ltd.	96,100	6,107,837
		57,252,300
NETHERLANDS — 0.5%
QIAGEN NV (a)	150,200	3,723,458
NORWAY — 1.1%
Schibsted ASA, Class A	135,419	4,195,342
Schibsted ASA, Class B (a)	135,419	4,093,426
		8,288,768
RUSSIA — 0.3%
Sberbank of Russia ADR	446,162	2,326,602

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
SOUTH AFRICA — 3.7%
MTN Group Ltd.	191,801	$3,602,822
Naspers Ltd., N Shares	150,363	23,382,107
		26,984,929
SOUTH KOREA — 1.8%
Samsung Electronics Co., Ltd. GDR	17,045	9,724,172
SK Hynix, Inc.	87,240	3,306,529
		13,030,701
SPAIN — 1.3%
Banco Popular Espanol SA	742,632	3,613,374
Distribuidora Internacional de Alimentacion SA	732,393	5,612,763
		9,226,137
SWEDEN — 2.8%
Atlas Copco AB, A Shares	24,477	684,825
Atlas Copco AB, B Shares	290,416	7,234,451
Svenska Handelsbanken AB, A Shares	587,595	8,577,861
Volvo AB, B Shares	356,910	4,431,939
		20,929,076
SWITZERLAND — 3.9%
Coca-Cola HBC AG (a)	126,449	2,713,725
Compagnie Financiere Richemont SA	62,680	5,094,497
Nestle SA	166,365	12,003,340
Schindler Holding AG, Participating Certificates	53,290	8,715,642
		28,527,204
TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	717,000	16,283,070
TURKMENISTAN — 0.4%
Dragon Oil Plc.	239,496	2,731,979
UNITED KINGDOM — 6.6%
Aggreko Plc.	90,875	2,052,608
Hays Plc.	1,880,283	4,822,141
Prudential Plc.	998,581	24,065,207
Rolls-Royce Holdings Plc. (a)	530,320	7,243,728

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
Rolls-Royce Holdings Plc. Preference Shares (a)	74,775,120	$117,490
Wolseley Plc.	169,013	10,778,629
		49,079,803
UNITED STATES — 45.4%
Amazon.com, Inc. (a)	41,515	18,021,246
American Express Co.	77,307	6,008,300
Anthem, Inc.	109,319	17,943,621
Autohome, Inc. ADR (a)	30,787	1,555,975
C.H. Robinson Worldwide, Inc.	99,430	6,203,438
CarMax, Inc. (a)	168,601	11,163,072
Colgate-Palmolive Co.	104,316	6,823,310
Dolby Laboratories, Inc., Class A	178,968	7,101,450
eBay, Inc. (a)	157,589	9,493,161
EOG Resources, Inc.	104,737	9,169,724
Facebook, Inc., Class A (a)	52,278	4,483,623
Financial Engines, Inc.	110,409	4,690,174
First Republic Bank	209,153	13,182,914
FLIR Systems, Inc.	210,059	6,474,018
Google, Inc., Class C (a)	23,848	12,413,123
Harley-Davidson, Inc.	172,438	9,716,881
Howard Hughes Corp. (The) (a)	23,400	3,358,836
Intuitive Surgical, Inc. (a)	4,635	2,245,658
Leucadia National Corp.	152,600	3,705,128
Lincoln Electric Holdings, Inc.	104,908	6,387,848
M&T Bank Corp.	87,203	10,894,271
Markel Corp. (a)	17,187	13,761,287
Martin Marietta Materials, Inc.	54,959	7,777,248
MasterCard, Inc., Class A	102,861	9,615,446
Monsanto Co.	60,141	6,410,429
Moody's Corp.	106,892	11,540,060
Myriad Genetics, Inc. (a)	212,556	7,224,778
NOW, Inc. (a)	214,729	4,275,254
Praxair, Inc.	42,472	5,077,528
QUALCOMM, Inc.	90,900	5,693,067
Royal Caribbean Cruises Ltd.	323,181	25,431,113
Seattle Genetics, Inc. (a)	105,900	5,125,560
TD Ameritrade Holding Corp.	396,277	14,590,919
Teradyne, Inc.	337,399	6,508,427
Tesla Motors, Inc. (a)	27,071	7,262,067

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

	Shares	Value
TripAdvisor, Inc. (a)	64,922	$5,657,303
Twitter, Inc. (a)	46,699	1,691,438
Visa, Inc., Class A	137,752	9,250,047
Waters Corp. (a)	67,386	8,651,015
Xilinx, Inc.	145,301	6,416,492
Zillow Group, Inc., Class A (a)	32,691	2,835,617
		335,830,866
TOTAL INVESTMENTS — 98.4%
(cost $613,210,226)		$726,882,772
Other assets less liabilities — 1.6%		12,098,369
NET ASSETS — 100.0%		$738,981,141

(a)  Non-income producing security.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

ASSETS
Investments, at value (cost $613,210,226)	$726,882,772
Cash	15,089,792
Foreign cash, at value (cost $4,376,055)	4,379,813
Receivable for investments sold	21,916,195
Dividends receivable	721,545
Tax reclaims receivable	280,091
Other assets	2,239
Total Assets	769,272,447
LIABILITIES
Capital shares payable	24,000,000
Payable for investments purchased	5,164,517
Management fee payable	759,675
Servicing fee payable	230,251
Trustee fee payable	6,257
Accrued expenses	130,606
Total Liabilities	30,291,306
NET ASSETS	$738,981,141
COMPOSITION OF NET ASSETS
Paid-in capital	$611,629,143
Undistributed net investment income	3,075,025
Accumulated net realized gain on investments and foreign currency transactions	10,622,263
Net unrealized appreciation in value of investments and foreign currencies	113,654,710
$738,981,141
NET ASSET VALUE, PER SHARE
Class 2 ($223,607,687 / 15,257,818 shares outstanding), unlimited authorized, no par value	$14.66
Maximum Purchase Price Per Share (Note D)	$14.69
Minimum Redemption Price Per Share (Note D)	$14.64
Class 3 ($515,373,454 / 34,495,100 shares outstanding), unlimited authorized, no par value	$14.94
Maximum Purchase Price Per Share (Note D)	$14.97
Minimum Redemption Price Per Share (Note D)	$14.92

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford Global Alpha Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $475,183)	$6,279,283
Interest	1,318
Total Investment Income	6,280,601
EXPENSES
Management fee (Note B)	1,409,831
Shareholder servicing fees — Class 2 Shares (Note B)	198,933
Shareholder servicing fees — Class 3 Shares (Note B)	235,438
Fund accounting	164,036
Legal	37,785
Custody	34,198
Trustees' fees	16,611
Transfer agency	10,635
Professional fees	9,833
Insurance	3,838
Miscellaneous	9,454
Total Expenses	2,130,592
Net Investment Income	4,150,009
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	6,536,982
Foreign currency transactions	(285,753)
6,251,229
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	19,354,600
Translation of assets and liabilities in foreign currencies	5,893
19,360,493
Net realized and unrealized gain on investments and foreign currency transactions	25,611,722
NET INCREASE IN NET ASSETS FROM OPERATIONS	$29,761,731

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford Global Alpha Equity Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,150,009	$4,911,650
Net realized gain from investments and foreign currency transactions	6,251,229	28,022,248
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,360,493	(8,282,983)
Net increase in net assets from operations	29,761,731	24,650,915
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class 2	—	(1,935,270)
Class 3	—	(4,118,562)
Capital gains:
Class 2	—	(8,447,239)
Class 3	—	(17,020,345)
Total Dividends and Distributions	—	(31,521,416)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	108,582,400	88,622,400
Class 3	109,854,707	139,720,000
Purchase fees:
Class 2	37,049	114,452
Class 3	180,551	343,148
Redemption fees:
Class 2	10,910	17,680
Class 3	25,144	54,051
Dividends reinvested:
Class 2	—	10,382,509
Class 3	—	21,138,906
Cost of shares redeemed:
Class 2	(109,854,707)	—
Class 3	(24,036,054)	(47,820,230)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	84,800,000	212,572,916
Total Increase in Net Assets	114,561,731	205,702,415
NET ASSETS
Beginning of period	624,419,410	418,716,995
End of period (including undistributed (distributions in excess of) net investment income of $3,075,025 and ($1,074,984), respectively)	$738,981,141	$624,419,410

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Period January 6, 2013(a) through December 31, 2013
Net asset value, beginning of period	$14.00		$14.10	$11.55
From Investment Operations
Net investment income(b)	0.09		0.11	0.12
Net realized and unrealized gain on investments and foreign currency transactions	0.57		0.53	2.94
Net increase in net asset value from investment operations	0.66		0.64	3.06
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.14)	(0.17)
Distributions from net realized gain on investments	—		(0.61)	(0.34)
Total Dividends and Distributions	—		(0.75)	(0.51)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.01	0.00 (c)
Net asset value, end of period	$14.66		$14.00	$14.10
Total Return
Total investment return based on net asset value(d)	4.69%		4.49%	26.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$223,608		$213,426	$119,535
Ratio of net expenses to average net assets	0.65	%*	0.67%	0.68%*
Ratio of net investment income to average net assets	1.16	%*	0.74%	1.00%*
Portfolio turnover rate(e)	10%		26%	20%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford Global Alpha Equity Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Period November 15, 2011(a) through December 31, 2011
Net asset value, beginning of period	$14.26		$14.36	$11.56	$9.86	$10.00
From Investment Operations
Net investment income(b)	0.09		0.13	0.14	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.58		0.52	3.17	1.65	(0.14)
Net increase (decrease) in net asset value from investment operations	0.67		0.65	3.31	1.84	(0.13)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)	(0.18)	(0.14)	(0.01)
Distributions from net realized gain on investments	—		(0.61)	(0.34)	—	—
Total Dividends and Distributions	—		(0.76)	(0.52)	(0.14)	(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	0.01		0.01	0.01	0.00 (c)	—
Net asset value, end of period	$14.94		$14.26	$14.36	$11.56	$9.86
Total Return
Total investment return based on net asset value(d)	4.76%		4.48%	28.71%	18.69%	(1.25)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$515,373		$410,993	$299,182	$231,157	$104,721
Ratio of net expenses to average net assets	0.58	%*	0.59%	0.61%	0.63%	0.64%*
Ratio of net investment income to average net assets	1.18	%*	0.91%	1.05%	1.76%	1.12%*
Portfolio turnover rate(e)	10%		26%	20%	15%	3%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Value	% of Total Net Assets
Apparel Retailers	$1,699,659	4.8%
Automobiles	1,720,351	4.9
Biotechnology	4,384,156	12.6
Broadline Retailers	4,271,733	12.2
Bus, Train & Employment	766,804	2.2
Clothing & Accessories	1,131,217	3.2
Computer Hardware	199,101	0.6
Consumer Finance	445,184	1.3
Food Retailers & Wholesalers	607,376	1.7
Industrial Machinery	661,799	1.9
Internet	9,034,074	25.8
Life Insurance	740,176	2.1
Medical Equipment	1,276,173	3.6
Personal products	507,600	1.5
Pharmaceuticals, Biotechnology & Life Sciences	685,098	2.0
Retailing	525,552	1.5
Semiconductors	705,492	2.0
Software	2,662,378	7.6
Specialized Consumer Services	877,821	2.5
Travel & Tourism	1,099,685	3.1
Total Value of Investments	34,001,429	97.1
Other assets less liabilities	1,018,789	2.9
Net Assets	$35,020,218	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
COMMON STOCKS — 97.1%
CHINA — 20.2%
Alibaba Group Holding Ltd. ADR (a)	10,670	$877,821
Baidu, Inc. ADR (a)	11,466	2,282,651
Ctrip.com International Ltd. ADR (a)	15,143	1,099,685
Tencent Holdings Ltd.	141,500	2,829,509
		7,089,666
DENMARK — 2.2%
Novozymes A/S, B Shares	16,070	763,496
FRANCE — 5.7%
Hermes International	1,435	535,801
Kering	5,297	947,038
L'Oreal SA	2,837	507,600
		1,990,439
GERMANY — 0.8%
Rocket Internet SE 144A (a)(b)	5,990	264,948
HONG KONG — 2.1%
AIA Group Ltd.	113,200	740,176
SPAIN — 4.8%
Inditex SA	52,109	1,699,659
SWEDEN — 1.9%
Atlas Copco AB, A Shares	23,654	661,799
UNITED KINGDOM — 3.7%
ARM Holdings Plc.	43,113	705,492
Burberry Group Plc.	24,135	595,416
		1,300,908
UNITED STATES — 55.7%
Amazon.com, Inc. (a)	7,659	3,324,695
Bluebird Bio, Inc. (a)	4,069	685,098
Facebook, Inc., Class A (a)	24,128	2,069,338
Google, Inc., Class C (a)	3,031	1,577,666

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

	Shares	Value
Illumina, Inc. (a)	13,744	$3,001,140
Intuitive Surgical, Inc. (a)	2,634	1,276,173
LendingClub Corp. (a)	30,182	445,184
LinkedIn Corp., Class A (a)	3,711	766,804
Netflix, Inc. (a)	800	525,552
salesforce.com, Inc. (a)	10,898	758,828
Seattle Genetics, Inc. (a)	12,800	619,520
Splunk, Inc. (a)	9,275	645,725
Stratasys Ltd. (a)	5,700	199,101
Tesla Motors, Inc. (a)	6,413	1,720,351
TripAdvisor, Inc. (a)	6,143	535,301
Twitter, Inc. (a)	7,590	274,910
Whole Foods Market, Inc.	15,400	607,376
Workday, Inc., Class A (a)	5,990	457,576
		19,490,338
TOTAL INVESTMENTS — 97.1%
(cost $30,227,074)		$34,001,429
Other assets less liabilities — 2.9%		1,018,789
NET ASSETS — 100.0%		$35,020,218

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2015, the net value of these securities was $264,948 representing 0.8% of net assets.

ADR  —  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

ASSETS
Investments, at value (cost $30,227,074)	$34,001,429
Cash	1,059,132
Tax reclaims receivable	7,294
Dividends receivable	2,002
Other assets	1,925
Total Assets	35,071,782
LIABILITIES
Servicing fee payable	14,803
Management fee payable	13,720
Trustee fee payable	289
Accrued expenses	22,752
Total Liabilities	51,564
NET ASSETS	$35,020,218
COMPOSITION OF NET ASSETS
Paid-in capital	$31,023,988
Distributions in excess of net investment income	(20,754)
Accumulated net realized gain on investments and foreign currency transactions	242,758
Net unrealized appreciation in value of investments and foreign currencies	3,774,226
$35,020,218
NET ASSET VALUE, PER SHARE
Class 2 ($35,020,218 / 3,043,417 shares outstanding), unlimited authorized, no par value	$11.51
Maximum Purchase Price Per Share (Note D)	$11.53
Minimum Redemption Price Per Share (Note D)	$11.49

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford Long Term Global Growth Equity Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $14,055)	$99,050
Total Investment Income	99,050
EXPENSES
Management fee (Note B)	70,015
Shareholder servicing fees — Class 2 Shares (Note B)	26,450
Fund accounting	37,628
Transfer agency	4,124
Custody	3,036
Legal	1,712
Professional fees	747
Trustees' fees	739
Insurance	158
Miscellaneous	660
Total Expenses	145,269
Fees waived (Note B)	(25,465)
Net Expenses	119,804
Net Investment Loss	(20,754)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	66,131
Foreign currency transactions	10,740
76,871
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	2,869,367
Translation of assets and liabilities in foreign currencies	(119)
2,869,248
Net realized and unrealized gain on investments and foreign currency transactions	2,946,119
NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,925,365

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford Long Term Global Growth Equity Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Period June 10, 2014(a) through December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(20,754)	$(83,723)
Net realized gain from investments and foreign currency transactions	76,871	273,598
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,869,248	904,978
Net increase (decrease) in net assets from operations	2,925,365	1,094,853
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Capital gains:
Class 2	—	(23,988)
Total Dividends and Distributions	—	(23,988)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	5,988,000	25,000,000
Purchase fees:
Class 2	12,000	—
Dividends reinvested:
Class 2	—	23,988
Increase in Net Assets from Transactions in Shares of Beneficial Interest	6,000,000	25,023,988
Total Increase in Net Assets	8,925,365	26,094,853
NET ASSETS
Beginning of period	26,094,853	—
End of period (including distributions in excess of net investment income of $20,754 and $0, respectively)	$35,020,218	$26,094,853

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford Long Term Global Growth Equity Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Period June 10, 2014(a) through December 31, 2014
Net asset value, beginning of period	$10.43		$10.00
From Investment Operations
Net investment loss(b)	(0.01)		(0.03)
Net realized and unrealized gain on investments and foreign currency transactions	1.09		0.47
Net increase in net asset value from investment operations	1.08		0.44
Dividends and Distributions to Shareholders
Distributions from net realized gain on investments	—		(0.01)
Total Dividends and Distributions	—		(0.01)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	—
Net asset value, end of period	$11.51		$10.43
Total Return
Total investment return based on net asset value(d)	10.34%		4.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,020		$26,095
Ratio of net expenses to average net assets, before waiver	0.93	%*	0.88%*
Ratio of net expenses to average net assets, after waiver(e)	0.77	%*	0.80%*
Ratio of net investment loss to average net assets	(0.13	)%*	(0.57)%*
Portfolio turnover rate(f)	4%		8%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Fund had an expense cap of 0.82% up to October 1, 2014. After October 1, 2014 the expense changed to 0.77%.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

	Value	% of Total Net Assets
Apparel Retailers	$12,852,536	3.5%
Asset Managers	9,654,985	2.6
Auto Manufacturers	5,414,233	1.5
Auto Parts	3,701,632	1.0
Banks	27,827,655	7.7
Beverages, Food & Tobacco	3,104,549	0.9
Biotechnology	3,721,739	1.0
Brewers	12,805,767	3.6
Broadline Retailers	6,498,871	1.8
Bus, Train & Employment	3,077,960	0.9
Business Support Services	3,409,532	0.9
Clothing & Accessories	3,538,672	1.0
Commercial Vehicles & Trucks	4,002,016	1.1
Containers & Packaging	3,276,079	0.9
Distillers & Vintners	1,608,029	0.4
Diversified Industrials	4,422,003	1.2
Drug Retailers	2,545,856	0.7
Electrical Components & Equipment	2,726,075	0.7
Electronic & Electrical Equipment	5,621,653	1.6
Electronic Equipment	5,540,530	1.5
Food Products	12,838,145	3.6
Food Retailers & Wholesalers	8,961,982	2.5
Footwear	4,074,399	1.1
Gambling	1,925,968	0.5
General Mining	3,850,615	1.1
Healthcare — Products	2,020,679	0.6
Holding Companies — Diversified	2,208,406	0.6
Industrial Machinery	25,289,978	7.0
Integrated Oil & Gas	7,726,851	2.1
Internet	7,346,052	2.0
Investment Companies	1,555,977	0.4
Media & Photography	9,238,827	2.6
Media Agencies	6,369,782	1.8
Medical Equipment	11,847,165	3.2
Nondurable Household Products	7,669,002	2.1
Nonlife Insurance	6,285,822	1.7
Oil Equipment & Services	2,895,319	0.8
Personal Products	6,663,795	1.8
Pharmaceuticals	20,336,318	5.7
Property & Casualty Insurance	8,504,251	2.4

Industry Diversification Table

Semi-Annual Report June 30, 2015

	Value	% of Total Net Assets
Recreational Products	$8,010,227	2.2%
Restaurants & Bars	3,798,691	1.0
Retailers — General	7,522,251	2.0
Semiconductors	18,819,682	5.3
Soft Drinks	4,553,946	1.2
Specialized Consumer Services	3,229,201	0.9
Speciality Chemicals	5,502,655	1.5
Speciality Finance	15,162,348	4.2
Specialized Consumer Services	9,340,932	2.6
Travel & Tourism	1,572,595	0.4
Total Value of Investments	360,472,233	99.4
Other assets less liabilities	2,287,564	0.6
Net Assets	$362,759,797	100.0%

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 4.4%
Brambles Ltd.	401,592	$3,276,079
Cochlear Ltd.	114,051	7,048,189
Mesoblast Ltd. (a)	359,292	1,040,666
Seek Ltd.	284,030	3,077,960
Treasury Wine Estates Ltd.	418,722	1,608,029
		16,050,923
CHINA — 5.0%
Baidu, Inc. ADR (a)	36,900	7,346,052
JD.com, Inc. ADR (a)	117,100	3,993,110
Mindray Medical International Ltd. ADR	70,901	2,020,679
Qunar Cayman Islands Ltd. ADR (a)	36,700	1,572,595
Tsingtao Brewery Co., Ltd., Class H	512,057	3,104,549
		18,036,985
DENMARK — 5.2%
Carlsberg A/S, B Shares	73,998	6,704,639
Novo Nordisk A/S, B Shares	171,199	9,394,525
Novozymes A/S, B Shares	56,431	2,681,073
		18,780,237
FINLAND — 1.2%
Kone Oyj, B Shares	103,362	4,195,476
FRANCE — 0.7%
Legrand SA	48,436	2,726,075
GERMANY — 1.1%
adidas AG	53,250	4,074,399
HONG KONG — 3.7%
BOC Hong Kong Holdings Ltd.	667,040	2,776,255
Cafe de Coral Holdings Ltd.	680,298	2,457,359
Jardine Matheson Holdings Ltd.	78,000	4,422,003
Jardine Strategic Holdings Ltd.	73,000	2,208,406
Li & Fung Ltd.	1,931,218	1,531,016
		13,395,039

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
INDIA — 1.5%
Mahindra & Mahindra Ltd. GDR	266,711	$5,414,233
ISRAEL — 0.2%
Protalix BioTherapeutics, Inc. (a)	329,319	642,172
ITALY — 1.6%
CNH Industrial NV	438,579	4,002,016
EXOR SpA	37,312	1,782,395
		5,784,411
JAPAN — 17.3%
Asahi Group Holdings Ltd.	153,000	4,859,002
DENSO Corp.	74,400	3,701,632
Kao Corp.	164,900	7,669,002
MS&AD Insurance Group Holdings, Inc.	273,200	8,504,251
Olympus Corp.	139,000	4,798,976
Rakuten, Inc.	448,600	7,242,258
Sankyo Co., Ltd.	54,400	1,925,968
Shimano, Inc.	58,700	8,010,227
Shiseido Co., Ltd.	226,300	5,132,779
SMC Corp.	12,300	3,701,305
SUGI Holdings Co., Ltd.	49,900	2,545,856
THK Co., Ltd.	218,500	4,715,277
		62,806,533
MEXICO — 0.7%
Wal-Mart de Mexico SAB de CV	1,025,900	2,505,761
NEW ZEALAND — 0.6%
Trade Me Group Ltd.	913,528	2,098,674
PHILIPPINES — 0.4%
Puregold Price Club, Inc.	1,995,000	1,636,227
PORTUGAL — 0.9%
Jeronimo Martins SGPS SA	252,574	3,256,681
SINGAPORE — 1.6%
United Overseas Bank Ltd.	341,011	5,834,349

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
SOUTH AFRICA — 3.5%
Clicks Group Ltd.	463,598	$3,428,665
Naspers Ltd., N Shares	59,412	9,238,827
		12,667,492
SOUTH KOREA — 3.4%
Samsung Electronics Co., Ltd. GDR	10,513	5,997,666
Samsung Fire & Marine Insurance Co., Ltd.	23,855	6,285,822
		12,283,488
SPAIN — 3.5%
Corporacion Financiera Alba SA	33,550	1,555,977
Distribuidora Internacional de Alimentacion SA	744,468	5,705,301
Inditex SA	165,758	5,406,592
		12,667,870
SWEDEN — 7.6%
Atlas Copco AB, B Shares	261,210	6,506,910
Investment AB Kinnevik, B Shares	275,521	8,714,693
Investor AB, B Shares	125,122	4,665,260
Svenska Handelsbanken AB, A Shares	526,539	7,686,550
		27,573,413
SWITZERLAND — 7.2%
Mettler-Toledo International, Inc. (a)	16,226	5,540,530
Nestle SA	84,299	6,082,226
Roche Holding AG — Genusschein	36,733	10,299,621
Schindler Holding AG, Participating Certificates	24,842	4,062,939
		25,985,316
TAIWAN — 3.5%
Hon Hai Precision Industry Co., Ltd. GDR Reg S	821,879	5,621,653
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	304,741	6,920,668
		12,542,321
THAILAND — 0.3%
Thai Beverage PCL	2,186,800	1,242,126
TURKEY — 1.2%
Turkiye Garanti Bankasi A/S ADR	1,328,694	4,211,960

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

	Shares	Value
UNITED KINGDOM — 21.3%
ARM Holdings Plc.	212,165	$3,471,822
ASOS Plc. (a)	122,168	7,445,944
Auto Trader Group Plc. 144A (a)(b)	671,081	3,229,201
BG Group Plc.	463,944	7,726,851
BHP Billiton Plc.	124,321	2,444,345
Burberry Group Plc.	143,439	3,538,672
Hargreaves Lansdown Plc.	404,033	7,320,233
Imagination Technologies Group Plc. (a)	698,869	2,429,526
Intertek Group Plc.	88,675	3,409,532
John Wood Group Plc.	286,079	2,895,319
Johnson Matthey Plc.	115,389	5,502,655
Jupiter Fund Management Plc.	333,253	2,334,752
KAZ Minerals Plc. (a)	440,512	1,406,270
Mitchells & Butlers Plc. (a)	530,107	3,798,691
Rightmove Plc.	123,798	6,369,782
Standard Chartered Plc.	327,827	5,249,922
Unilever Plc.	157,338	6,755,919
Weir Group Plc. (The)	79,096	2,108,071
		77,437,507
UNITED STATES — 1.2%
Coca-Cola Enterprises, Inc.	104,833	4,553,946
Total Common Stocks
(cost $331,177,278)		358,403,614
PREFERRED STOCKS — 0.6%
BRAZIL — 0.6%
Itau Unibanco Holding SA ADR (cost $2,393,839)	188,915	2,068,619
TOTAL INVESTMENTS — 99.4%
(cost $333,571,117)		$360,472,233
Other assets less liabilities — 0.6%		2,287,564
NET ASSETS — 100.0%		$362,759,797

(a)  Non-income producing security.

(b)  144A — Securities are exempt from registration under Rule 144A of the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange; therefore, Fair valuation is typically not required. At June 30, 2015, the net value of these securities was $3,229,201 representing 0.9% of net assets.

ADR  —  American Depositary Receipt.

GDR  —  Global Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

Reg S  —  Regulation S ("Reg S") of the securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2015

June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

ASSETS
Investments, at value (cost $333,571,117)	$360,472,233
Cash	1,835,363
Foreign cash, at value (cost $369,775)	365,886
Dividends receivable	463,092
Tax reclaims receivable	424,251
Receivable for investments sold	343
Other assets	2,987
Total Assets	363,564,155
LIABILITIES
Management fee payable	329,138
Payable for investments purchased	223,837
Servicing fee payable	142,978
Trustee fee payable	4,490
Accrued expenses	103,915
Total Liabilities	804,358
NET ASSETS	$362,759,797
COMPOSITION OF NET ASSETS
Paid-in capital	$333,090,622
Undistributed net investment income	2,615,015
Accumulated net realized gain on investments and foreign currency transactions	156,903
Net unrealized appreciation in value of investments and foreign currencies	26,897,257
$362,759,797
NET ASSET VALUE, PER SHARE
Class 1 ($17,119,759 / 1,397,811 shares outstanding), unlimited authorized, no par value	$12.25
Maximum Purchase Price Per Share (Note D)	$12.29
Minimum Redemption Price Per Share (Note D)	$12.23
Class 2 ($231,449,648 / 18,701,879 shares outstanding), unlimited authorized, no par value	$12.38
Maximum Purchase Price Per Share (Note D)	$12.42
Minimum Redemption Price Per Share (Note D)	$12.36
Class 3 ($114,190,390 / 9,130,111 shares outstanding), unlimited authorized, no par value	$12.51
Maximum Purchase Price Per Share (Note D)	$12.55
Minimum Redemption Price Per Share (Note D)	$12.48

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2015

For the Six Months Ended June 30, 2015 (unaudited)
Baillie Gifford International Choice Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $492,341)	$4,831,805
Interest	133
Total Investment Income	4,831,938
EXPENSES
Management fee (Note B)	644,957
Shareholder servicing fees — Class 1 Shares (Note B)	21,108
Shareholder servicing fees — Class 2 Shares (Note B)	203,265
Shareholder servicing fees — Class 3 Shares (Note B)	56,300
Fund accounting	114,702
Custody	28,624
Legal	21,924
Transfer agency	13,620
Trustees' fees	9,355
Professional fees	5,986
Insurance	2,227
Miscellaneous	5,573
Total Expenses	1,127,641
Net Investment Income	3,704,297
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	374,441
Foreign currency transactions	9,645
384,086
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investments	22,307,839
Translation of assets and liabilities in foreign currencies	20,881
22,328,720
Net realized and unrealized gain on investments and foreign currency transactions	22,712,806
NET INCREASE IN NET ASSETS FROM OPERATIONS	$26,417,103

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2015

Baillie Gifford International Choice Fund

	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,704,297	$5,006,754
Net realized gain from investments and foreign currency transactions	384,086	3,599,633
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	22,328,720	(18,069,373)
Net increase (decrease) in net assets from operations	26,417,103	(9,462,986)
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income:
Class 1	—	(204,051)
Class 2	—	(3,555,055)
Class 3	—	(1,598,567)
Capital gains:
Class 1	—	(166,643)
Class 2	—	(2,534,923)
Class 3	—	(1,086,259)
Total Dividends	—	(9,145,498)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 1	—	16,949,000
Class 2	—	83,102,298
Purchase fees:
Class 1	—	2,204
Class 2	—	158,176
Class 3	—	72,187
Redemption fees:
Class 1	2,880	174
Class 2	40,043	3,597
Class 3	19,201	1,732
Dividends reinvested:
Class 1	—	370,694
Class 2	—	6,089,979
Class 3	—	2,684,825
Cost of shares redeemed:
Class 2	(31,062,124)	(3,001,502)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(31,000,000)	106,433,364
Total Increase (Decrease) in Net Assets	(4,582,897)	87,824,880
NET ASSETS
Beginning of period	367,342,694	279,517,814
End of period (undistributed (distributions in excess of) net investment income of $2,615,015 and ($1,089,282), respectively)	$362,759,797	$367,342,694

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Choice Fund
Selected data for a Class 1 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Period April 9, 2014(a) through December 31, 2014
Net asset value, beginning of period	$11.40		$12.41
From Investment Operations
Net investment income(b)	0.12		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.73		(0.82)
Net increase (decrease) in net asset value from investment operations	0.85		(0.74)
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.15)
Distributions from net realized gain on investments	—		(0.12)
Total Dividends and Distributions	—		(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.00 (c)
Net asset value, end of period	$12.25		$11.40
Total Return
Total investment return based on net asset value(d)	7.44%		(5.98)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,120		$15,934
Ratio of net expenses to average net assets, after waiver	0.71	%*	0.83%*
Ratio of net expenses to average net assets, before waiver	0.71	%*	0.83%*
Ratio of net investment income to average net assets	1.94	%*	0.91%*
Portfolio turnover rate(e)	5%		9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Choice Fund
Selected data for a Class 2 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Period April 9, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.51		$12.20	$11.00
From Investment Operations
Net investment income(b)	0.12		0.17	0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75		(0.58)	1.19
Net increase (decrease) in net asset value from investment operations	0.87		(0.41)	1.27
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.17)	(0.09)
Distributions from net realized gain on investments	—		(0.12)	—
Total Dividends and Distributions	—		(0.29)	(0.09)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.01	0.02
Net asset value, end of period	$12.38		$11.51	$12.20
Total Return
Total investment return based on net asset value(d)	7.49%		(3.29)%	11.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$231,450		$245,206	$169,778
Ratio of net expenses to average net assets, after waiver	0.63	%*	0.63%	0.66%*
Ratio of net expenses to average net assets, before waiver	0.63	%*	0.63%	0.67%*
Ratio of net investment income to average net assets	1.98	%*	1.35%	0.98%*
Portfolio turnover rate(e)	5%		9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2015

Baillie Gifford International Choice Fund
Selected data for a Class 3 Share outstanding throughout each period:

	For the Six Months Ended June 30, 2015 (unaudited)		For the Year Ended December 31, 2014	For the Period April 30, 2013(a) through December 31, 2013
Net asset value, beginning of period	$11.63		$12.33	$11.50
From Investment Operations
Net investment income(b)	0.13		0.17	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.75		(0.58)	0.82
Net increase (decrease) in net asset value from investment operations	0.88		(0.41)	0.91
Dividends and Distributions to Shareholders
Dividends from net investment income	—		(0.18)	(0.10)
Distributions from net realized gain on investments	—		(0.12)	—
Total Dividends and Distributions	—		(0.30)	(0.10)
Proceeds from Purchase Fees and Redemption Fees(b)	0.00	(c)	0.01	0.02
Net asset value, end of period	$12.51		$11.63	$12.33
Total Return
Total investment return based on net asset value(d)	7.52%		(3.26)%	8.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$114,190		$106,203	$109,740
Ratio of net expenses to average net assets, after waiver	0.56	%*	0.56%	0.58%*
Ratio of net expenses to average net assets, before waiver	0.56	%*	0.56%	0.58%*
Ratio of net investment income to average net assets	2.09	%*	1.38%	1.10%*
Portfolio turnover rate(e)	5%		9%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Semi-Annual Report June 30, 2015

Note A — Organization and Accounting Policies

Each of Baillie Gifford International Equity Fund ("International Equity Fund"), Baillie Gifford EAFE Fund ("EAFE Fund"), Baillie Gifford EAFE Choice Fund ("EAFE Choice Fund"), Baillie Gifford EAFE Pure Fund ("EAFE Pure Fund"), Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund"), Baillie Gifford Global Alpha Equity Fund ("Global Alpha Equity Fund"), Baillie Gifford Long Term Global Growth Equity Fund ("Long Term Global Growth Equity Fund") and Baillie Gifford International Choice Fund ("International Choice Fund"), (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. Effective

April 2, 2015, the shares of all Funds except for the International Choice Fund have been registered for public offer and sale under the Securities Act of 1933, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Amended and Restated Agreement and Declaration of Trust dated December 31, 2014. As of June 30, 2015, all Funds offered five classes of shares; Class 1, Class 2, Class 3, Class 4 and Class 5 shares.

Effective January 1, 2015, the share class structure of the Emerging Markets Fund was changed as follows: Class I shares were converted into Class 1 shares; Class II shares were converted into Class 2 shares; and Class III shares were converted into Class 5 shares. The Fund also added Class 3 and Class 4 shares. The purpose of these changes was to standardize the Fund's share classes such that all Funds offer the same Class 1, Class 2, Class 3, Class 4 and Class 5 shares.

The following table is a summary of classes issued and offered as of June 30, 2015:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	International Choice
	Issued and outstanding	Issued and outstanding	Issued and outstanding	Issued and outstanding	Issued and outstanding	Issued and outstanding	Issued and outstanding	Issued and outstanding
Class 1	N/A	N/A	X	N/A	N/A	N/A	N/A	X
Class 2	X	X	X	X	X	X	X	X
Class 3	X	X	X	N/A	N/A	X	N/A	X
Class 4	X	X	N/A	N/A	N/A	N/A	N/A	N/A
Class 5	X	X	N/A	N/A	X	N/A	N/A	N/A

The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are

Notes to Financial Statements

Semi-Annual Report June 30, 2015

valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last available bid and asked prices. Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained or any other reason), and all other assets, are taken at fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the board of trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events may not be reflected in the computation of a Fund's net asset values. If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on a Canadian, Latin American or U.S. exchange, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices, and generally less government supervision of foreign securities markets and issuers.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds' use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

Notes to Financial Statements

Semi-Annual Report June 30, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds' investments carried at fair value:

International Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$41,689,415	$—	$—	$41,689,415
Australia	—	53,644,161	—	53,644,161
Bermuda	—	8,505,680	—	8,505,680
Brazil	19,444,120	—	—	19,444,120
Canada	87,022,661	—	—	87,022,661
China	68,399,765	15,201,859	—	83,601,624
Denmark	—	82,270,473	—	82,270,473
Finland	—	50,310,024	—	50,310,024
France	—	74,109,439	—	74,109,439
Germany	—	128,838,803	—	128,838,803
Hong Kong	—	81,865,005	—	81,865,005
India	—	13,834,467	—	13,834,467
Ireland	45,860,997	56,854,753	—	102,715,750
Japan	—	317,754,176	—	317,754,176
Netherlands	11,664,608	63,013,171	—	74,677,779
Peru	17,599,219	—	—	17,599,219
Portugal	—	5,623,682	—	5,623,682
Russia	—	26,904,229	—	26,904,229
Singapore	—	35,932,341	—	35,932,341
South Africa	—	85,195,037	—	85,195,037
South Korea	—	100,245,882	—	100,245,882
Spain	—	40,818,892	—	40,818,892
Sweden	—	112,811,494	—	112,811,494
Switzerland	—	75,951,669	—	75,951,669
Taiwan	23,751,353	77,058,163	—	100,809,516
Turkey	14,938,261	—	—	14,938,261
United Kingdom	15,040,846	457,471,112	280,597	472,792,555
United States	33,904,160	—	—	33,904,160
Total Common Stocks	379,315,405	1,964,214,512	280,597	2,343,810,514
Preferred Stocks
Brazil	16,481,666	—	—	16,481,666
Total	$395,797,071	$1,964,214,512	$280,597	$2,360,292,180

Notes to Financial Statements

Semi-Annual Report June 30, 2015

For the International Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $1,917,090,343 and $335,946,812, respectively. $27,648,240 was transferred out of Level 2 into Level 1 during the period ended June 30, 2015.

EAFE Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$35,467,510	$—	$—	$35,467,510
Australia	—	16,816,925	—	16,816,925
Austria	—	10,704,579	—	10,704,579
China	214,834,926	118,613,434	—	333,448,360
Denmark	—	93,883,263	—	93,883,263
France	—	118,943,850	—	118,943,850
Germany	51,928,588	49,752,519	—	101,681,107
Hong Kong	—	139,722,532	—	139,722,532
India	—	14,106,456	—	14,106,456
Ireland	—	40,791,922	—	40,791,922
Italy	—	208,745,314	—	208,745,314
Japan	—	272,992,623	—	272,992,623
Netherlands	—	37,072,146	—	37,072,146
Norway	12,155,135	12,457,766	—	24,612,901
Peru	16,464,243	—	—	16,464,243
Portugal	—	12,792,582	—	12,792,582
Russia	—	19,064,307	—	19,064,307
South Korea	—	47,351,406	—	47,351,406
Spain	—	225,203,042	—	225,203,042
Sweden	8,462,259	189,992,994	—	198,455,253
Switzerland	—	84,108,210	—	84,108,210
Turkey	10,345,960	—	—	10,345,960
United Kingdom	14,714,711	278,313,070	1,155,269	294,183,050
Total	$364,373,332	$1,991,428,940	$1,155,269	$2,356,957,541

For the EAFE Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $1,931,274,774 and $288,590,123, respectively. $32,340,365 was transferred out of Level 2 into Level 1 during the period ended June 30, 2015.

Notes to Financial Statements

Semi-Annual Report June 30, 2015

EAFE Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,353,524	$—	$13,353,524
China	6,971,997	2,170,172	—	9,142,169
Denmark	—	16,043,457	—	16,043,457
Finland	—	3,806,785	—	3,806,785
France	—	3,102,152	—	3,102,152
Germany	—	2,874,881	—	2,874,881
Hong Kong	2,036,193	9,140,248	—	11,176,441
India	4,028,251	—	—	4,028,251
Israel	414,110	—	—	414,110
Italy	—	5,563,850	—	5,563,850
Japan	—	50,492,994	—	50,492,994
New Zealand	—	1,507,036	—	1,507,036
Portugal	—	2,974,832	—	2,974,832
Singapore	—	4,824,834	—	4,824,834
South Africa	—	6,872,723	—	6,872,723
South Korea	2,274,583	3,872,678	—	6,147,261
Spain	1,696,084	7,105,403	—	8,801,487
Sweden	—	21,762,768	—	21,762,768
Switzerland	4,987,023	17,759,748	—	22,746,771
Taiwan	8,173,147	—	—	8,173,147
Turkey	—	1,936,220	—	1,936,220
United Kingdom	7,835,944	57,301,064	—	65,137,008
United States	3,794,571	—	—	3,794,571
Total Common Stocks	42,211,903	232,465,369	—	274,677,272
Preferred Stocks
Brazil	1,868,990	—	—	1,868,990
Total	$44,080,893	$232,465,369	$—	$276,546,262

For the EAFE Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $123,889,450 and $20,906,287, respectively. $6,706,795 was transferred out of Level 2 into Level 1 and $3,032,846 was transferred out of Level 1 to Level 2 during the period ended June 30, 2015.

Notes to Financial Statements

Semi-Annual Report June 30, 2015

EAFE Pure Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,926,077	$—	$6,926,077
Denmark	—	8,126,676	—	8,126,676
Finland	—	1,935,987	—	1,935,987
France	—	1,488,265	—	1,488,265
Germany	—	1,428,909	—	1,428,909
Hong Kong	—	5,445,231	—	5,445,231
Israel	88,530	—	—	88,530
Italy	—	3,694,906	—	3,694,906
Japan	—	28,518,027	—	28,518,027
New Zealand	—	816,753	—	816,753
Portugal	—	1,456,322	—	1,456,322
Singapore	—	2,779,062	—	2,779,062
Spain	—	4,953,445	—	4,953,445
Sweden	—	14,057,217	—	14,057,217
Switzerland	2,498,121	10,132,860	—	12,630,981
United Kingdom	4,178,861	31,360,732	—	35,539,593
United States	3,250,833	—	—	3,250,833
Total	$10,016,345	$123,120,469	$—	$133,136,814

For the EAFE Pure Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $40,080,938 and $2,777,673, respectively. $1,054,143 was transferred out of Level 2 into Level 1 and $284,609 was transferred out of Level 1 to Level 2 during the period ended June 30, 2015.

Emerging Markets Fund

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks
Argentina	$6,163,950	$—	$—		$6,163,950
Brazil	9,210,492	—	—		9,210,492
China	53,840,046	72,334,635	—		126,174,681
Egypt	—	7,341,403	—		7,341,403
Germany	4,753,056	—	—		4,753,056
Hong Kong	—	45,303,409	—		45,303,409
India	23,226,657	53,580,244	—		76,806,901
Malaysia	6,992,538	—	—		6,992,538
Mexico	19,317,465	—	—	*	19,317,465
South Africa	—	17,657,213	—		17,657,213
South Korea	2,271,746	67,980,185	—		70,251,931

Notes to Financial Statements

Semi-Annual Report June 30, 2015

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Taiwan	$3,354,195	$93,105,910	$—	$96,460,105
Turkmenistan	28,252,264	—	—	28,252,264
United States	3,993,722	—	—	3,993,722
Total Common Stocks	161,376,131	357,302,999	—	518,679,130
Preferred Stocks
Brazil	7,155,268	—	—	7,155,268
South Korea	—	10,640,230	—	10,640,230
Total Preferred Stocks	7,155,268	10,640,230	—	17,795,498
Total	$168,531,399	$367,943,229	$—	$536,474,628

*  Includes a Level 3 security with a $0 fair market value.

For the Emerging Markets Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $355,943,360 and $120,691,854, respectively. $20,222,375 was transferred out of Level 2 into Level 1 and $5,447,985 was transferred out of Level 2 into Level 1 during the period ended June 30, 2015.

Global Alpha Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$997,180	$—	$—	$997,180
Australia	—	6,063,804	—	6,063,804
Brazil	3,244,982	—	—	3,244,982
Canada	16,051,053	—	—	16,051,053
China	27,097,757	6,910,541	—	34,008,298
Denmark	—	6,038,053	—	6,038,053
Germany	—	15,158,405	—	15,158,405
Hong Kong	—	18,182,574	—	18,182,574
India	10,733,826	—	—	10,733,826
Ireland	17,247,435	19,572,935	—	36,820,370
Italy	—	5,369,334	—	5,369,334
Japan	—	57,252,300	—	57,252,300
Netherlands	3,723,458	—	—	3,723,458
Norway	4,093,426	4,195,342	—	8,288,768
Russia	—	2,326,602	—	2,326,602
South Africa	—	26,984,929	—	26,984,929
South Korea	9,724,172	3,306,529	—	13,030,701
Spain	—	9,226,137	—	9,226,137
Sweden	—	20,929,076	—	20,929,076

Notes to Financial Statements

Semi-Annual Report June 30, 2015

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Switzerland	$—	$28,527,204	$—	$28,527,204
Taiwan	16,283,070	—	—	16,283,070
Turkmenistan	2,731,979	—	—	2,731,979
United Kingdom	—	48,962,313	117,490	49,079,803
United States	335,830,866	—	—	335,830,866
Total	$447,759,204	$279,006,078	$117,490	$726,882,772

For the Global Alpha Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $255,484,691 and $358,386,925, respectively. $10,273,837 was transferred out of Level 2 into Level 1 during the period ended June 30, 2015.

Long Term Global Growth Equity Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
China	$4,260,157	$2,829,509	$—	$7,089,666
Denmark	—	763,496	—	763,496
France	—	1,990,439	—	1,990,439
Germany	264,948	—	—	264,948
Hong Kong	—	740,176	—	740,176
Spain	—	1,699,659	—	1,699,659
Sweden	—	661,799	—	661,799
United Kingdom	—	1,300,908	—	1,300,908
United States	19,490,338	—	—	19,490,338
Total	$24,015,443	$9,985,986	$—	$34,001,429

For the Long Term Global Growth Equity Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $7,839,476 and $17,789,733, respectively. There were no transfers between levels for the period ending June 30, 2015.

International Choice Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$16,050,923	$—	$16,050,923
China	14,932,436	3,104,549	—	18,036,985
Denmark	—	18,780,237	—	18,780,237
Finland	—	4,195,476	—	4,195,476
France	—	2,726,075	—	2,726,075
Germany	—	4,074,399	—	4,074,399

Notes to Financial Statements

Semi-Annual Report June 30, 2015

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Hong Kong	$2,457,359	$10,937,680	$—	$13,395,039
India	5,414,233	—	—	5,414,233
Israel	642,172	—	—	642,172
Italy	—	5,784,411	—	5,784,411
Japan	—	62,806,533	—	62,806,533
Mexico	2,505,761	—	—	2,505,761
New Zealand	—	2,098,674	—	2,098,674
Philippines	—	1,636,227	—	1,636,227
Portugal	—	3,256,681	—	3,256,681
Singapore	—	5,834,349	—	5,834,349
South Africa	—	12,667,492	—	12,667,492
South Korea	5,997,666	6,285,822	—	12,283,488
Spain	1,555,977	11,111,893	—	12,667,870
Sweden	—	27,573,413	—	27,573,413
Switzerland	5,540,530	20,444,786	—	25,985,316
Taiwan	12,542,321	—	—	12,542,321
Thailand	—	1,242,126	—	1,242,126
Turkey	4,211,960	—	—	4,211,960
United Kingdom	9,875,470	67,562,037	—	77,437,507
United States	4,553,946	—	—	4,553,946
Total Common Stocks	70,229,831	288,173,783	—	358,403,614
Preferred Stocks
Brazil	2,068,619	—	—	2,068,619
Total	$72,298,450	$288,173,783	$—	$360,472,233

For the International Choice Fund fair value of Level 2 and Level 1 investments at December 31, 2014 was $302,184,213 and $62,081,365, respectively. $18,843,466 was transferred out of Level 2 into Level 1 and $8,818,934 was transferred out of Level 1 into Level 2 during the period ended June 30, 2015.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Funds' fair value procedures. This may result in movements between Levels 1, 2, and 3 throughout the period which are given below each fund's table.

These transfers were all as a result of using third-party vendor modeling tools to reflect any (lack of) significant market movements between the time at which the Funds valued their securities and the earlier closing of foreign markets. With regard to the transfers from Level 1 into Level 2, quotations were still obtained from the Funds' third party pricing vendor. Pursuant to the

Funds' fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the supervision of the Board. These valuations are typically

Notes to Financial Statements

Semi-Annual Report June 30, 2015

categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Derivative and Hedging Disclosure

GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not utilize derivatives for the six months ended June 30, 2015.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. For the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by a Fund. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions.

The Funds' maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract's life. This risk may be mitigated by having a master netting arrangement between the Funds and the counterparty which may permit the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover the Funds' exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Funds' involvement in such currencies. At June 30, 2015, the Funds did not have any forward foreign currency contracts.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative

Notes to Financial Statements

Semi-Annual Report June 30, 2015

net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India on gains realized upon sale of Indian securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains may be carried forward to offset future gains. Funds with exposure to Indian securities accrue a deferred liability for unrealized gains in excess of available carryforwards on Indian securities based on existing tax rates and holding periods of the securities. As of June 30, 2015, the Emerging Markets Fund recorded a deferred liability for potential future Indian capital gains taxes of $1,466,570.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. For the International Equity Fund, EAFE Fund, EAFE Choice Fund, Emerging Markets Fund, Global Alpha Equity Fund and International Choice Fund the tax periods 2012 through present remain subject to examination by the Internal Revenue Service. For the EAFE Pure Fund and Long Term Global Growth Equity Fund, the tax periods 2014 through present remain subject to examination.

At December 31, 2014 for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss No Expiration	Capital Loss Available Total
International Equity	$—	$—
EAFE	—	—
EAFE Choice	1,249,803	1,249,803
EAFE Pure	—	—
Emerging Markets	12,415,672	12,415,672
Global Alpha Equity	—	—
Long Term Global Growth Equity	—	—
International Choice	—	—

Notes to Financial Statements

Semi-Annual Report June 30, 2015

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The amounts in the table below are characterized as short-term and long-term capital losses and have no expiration.

Fund	Short-Term Capital Losses	Long-Term Capital Losses
International Equity	$—	$—
EAFE	—	—
EAFE Choice	1,249,803	—
EAFE Pure	—	—
Emerging Markets	12,415,672	—
Global Alpha Equity	—	—
Long Term Global Growth Equity	—	—
International Choice	—	—

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended December 31, 2014, the Funds shown below incurred and will elect to defer net post-October losses as indicated.

At December 31, 2014, the components of accumulated earnings on tax basis were as follows:

Fund	Undistributed Net Ordinary Income	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Currency Losses	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings
International Equity	$2,767,528	$—	$—	$(8,614,511)	$443,861,176	$438,014,193
EAFE	101,094	13,726,475	—	—	583,269,950	597,097,519
EAFE Choice	—	—	(1,249,803)	(197,116)	9,319,249	7,872,330
EAFE Pure	9,290	—	—	(80,793)	(2,988,594)	(3,060,097)
Emerging Markets	4,012,193	—	(12,415,672)	(9,866,908)	81,462,494	63,192,107
Global Alpha Equity	—	4,538,129	—	(2,970)	93,055,108	97,590,267
Long Term Global Growth Equity	165,887	—	—	—	904,978	1,070,865
International Choice	—	—	—	(410,046)	3,662,118	3,252,072

Notes to Financial Statements

Semi-Annual Report June 30, 2015

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

For the year ended December 31, 2014, the following reclassifications have been made on the Statements of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under U.S. federal income tax rules and regulations versus GAAP, such as the treatment of foreign currency gains and losses and the redesignation of dividends.

Fund	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses) on Investments and Foreign Currency Transactions	Paid-in Capital
International Equity	$(720,814)	$720,814	$—
EAFE	125,831	(125,831)	—
EAFE Choice	177,250	(139,332)	(37,918)
EAFE Pure	(139,870)	139,870	—
Emerging Markets	(65,947)	65,947	—
Global Alpha Equity	1,541,679	(1,541,679)	—
Long Term Global Growth Equity	83,723	(83,723)	—
International Choice	(76,737)	166,405	(89,668)

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the year ended December 31, 2014, the tax characters of the dividends paid were:

Fund	Ordinary Income 2014	Return of Capital 2014	Long Term Capital Gains 2014
International Equity	$40,475,196	$—	$9,769,981
EAFE	29,304,527	—	87,989,601
EAFE Choice	1,637,245	37,918	—
EAFE Pure	282,881	—	—
Emerging Markets	719,470	—	—
Global Alpha Equity	7,018,819	—	24,502,597
Long Term Global Growth Equity	23,988	—	—
International Choice	8,177,435	89,668	878,395

For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

Notes to Financial Statements

Semi-Annual Report June 30, 2015

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund's average net assets.

Fund	Management Fee
International Equity*	0.35%
EAFE*	0.35%
EAFE Choice*	0.35%
EAFE Pure*	0.35%
Emerging Markets*	0.55%
Global Alpha Equity*	0.40%
Long Term Global Growth Equity	0.45%
International Choice*	0.35%

*  New rate change effective January 1, 2015.

For the six months ended June 30, 2015, the Funds incurred management fees as follows:

Fund	Management Fee	Management Fee Waiver/Expenses Reimbursed
International Equity	$4,203,293	$—
EAFE	4,125,193	—
EAFE Choice	369,945	—
EAFE Pure(a)	143,477	(3,905)
Emerging Markets	1,463,889	—
Global Alpha Equity	1,409,831	—
Long Term Global Growth Equity(b)	70,015	(25,465)
International Choice	644,957	—

(a)  Class 2 has an expense cap of 0.67%.

(b)  Class 2 had an expense cap of 0.82% up to October 1, 2014. After October 1, 2014 the expense cap changed to 0.77%.

Notes to Financial Statements

Semi-Annual Report June 30, 2015

Baillie Gifford Funds Services LLC ("BGFS"), a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

Each Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund's shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. The Trust, on behalf of each Fund, has entered into a Shareholder Service Agreement with the Manager. For these services, the Funds pay the Manager a fee at the annualized rate of each Fund's average daily net assets attributed to each class of share as follows:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	International Choice
Class 1	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Class 2	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Class 3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Class 4	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Class 5	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

For the period ended June 30, 2015, the Funds incurred shareholder servicing fees for each class of share as follows:

	International Equity	EAFE	EAFE Choice	EAFE Pure	Emerging Markets	Global Alpha Equity	Long Term Global Growth Equity	International Choice
Class 1	$15,214	N/A	$25,386	N/A	N/A	N/A	N/A	$21,108
Class 2	573,101	667,421	144,557	69,689	25,470	198,933	26,450	203,265
Class 3	517,515	258,062	10,511	N/A	N/A	235,438	N/A	56,300
Class 4	129,381	76,150	N/A	N/A	N/A	N/A	N/A	N/A
Class 5	31,078	83,836	N/A	N/A	50,236	N/A	N/A	N/A

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding in-kind purchases and redemptions and short-term securities) for the six months ended June 30, 2015 were as follows:

Fund	Purchases	Sales
International Equity	$200,102,954	$209,482,119
EAFE	195,965,515	208,556,903
EAFE Choice	134,167,585	12,751,259
EAFE Pure	94,550,543	4,992,400
Emerging Markets	174,884,849	127,490,866
Global Alpha Equity	154,054,214	66,934,630
Long Term Global Growth Equity	6,702,856	1,266,134
International Choice	19,795,796	46,271,435

Notes to Financial Statements

Semi-Annual Report June 30, 2015

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2015 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
International Equity	$1,815,855,155	$694,490,046	$(150,053,021)	$544,437,025
EAFE	1,642,128,116	843,620,403	(128,790,978)	714,829,425
EAFE Choice	255,966,664	28,193,410	(7,613,812)	20,579,598
EAFE Pure	135,284,588	4,369,873	(6,517,647)	(2,147,774)
Emerging Markets	455,607,031	107,338,097	(26,470,500)	80,867,597
Global Alpha Equity	613,210,226	134,043,466	(20,370,920)	113,672,546
Long Term Global Growth Equity	30,227,075	4,851,705	(1,077,351)	3,774,354
International Choice	333,571,117	46,431,127	(19,530,011)	26,901,116

Note D — Transactions in Shares of Beneficial Interest

	International Equity Fund
	Class 1 Shares For the Six Months Ended June 30, 2015		Class 2 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares sold	—	$16	18,907,770	$228,275,214
Purchase fees	—	641	—	21,695
Redemption fees	—	398	—	36,115
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,609,378)	(19,688,877)	(1,085,995)	(13,226,458)
Net increase (decrease)	(1,609,378)	$(19,687,822)	17,821,775	$215,106,566
	International Equity Fund
	Class 3 Shares For the Six Months Ended June 30, 2015		Class 4 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	40,298	—	13,436
Redemption fees	—	44,825	—	18,248
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(18,147,173)	(223,789,865)	—	(2)
Net increase (decrease)	(18,147,173)	$(223,704,742)	—	$31,682

Notes to Financial Statements

Semi-Annual Report June 30, 2015

	International Equity Fund
	Class 5 Shares For the Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	11,295
Redemption fees	—	15,342
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	(2)
Net increase	—	$26,635
	EAFE Fund
	Class 2 Shares For the Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	252,857	$2,916,225
Purchase fees	—	5,461
Redemption fees	—	21,274
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(2,248,231)	(26,301,704)
Net increase (decrease)	(1,995,374)	$(23,358,744)

	EAFE Fund
	Class 3 Shares For the Six Months Ended June 30, 2015		Class 4 Shares For the Six Months Ended June 30, 2015		Class 5 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	240,963	$2,992,350	—	$—	—	$—
Purchase fees	—	3,590	—	1,519	—	5,855
Redemption fees	—	13,944	—	5,874	—	22,635
Shares issued in reinvestment of dividends and distributions	—	—	—	—	—	—
Shares redeemed	(476,536)	(6,012,024)	—	—	—	—
Net increase (decrease)	(235,573)	$(3,002,140)	—	$7,393	—	$28,490

Notes to Financial Statements

Semi-Annual Report June 30, 2015

	EAFE Choice Fund
	Class 1 Shares For the Six Months Ended June 30, 2015		Class 2 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares sold	—	$—	5,860,482	$120,683,599
Purchase fees	—	26,204	3,217,727	173,601
Redemption fees	—	555	—	6,329
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(221,679)	(3,006,012)
Net increase (decrease)	—	$26,759	8,856,530	$117,857,517

	EAFE Choice Fund
	Class 3 Shares For the Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	112,111	$1,433,188
Purchase fees	—	26,446
Redemption fees	—	571
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	(51,861)	(721,443)
Net increase (decrease)	60,250	$738,762
	EAFE Pure Fund
	Class 2 Shares For the Period Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	8,674,840	$89,730,000
Purchase fees	—	270,000
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	8,674,840	$90,000,000

Notes to Financial Statements

Semi-Annual Report June 30, 2015

	Emerging Markets Fund
	Class 2 Shares For the Six Months Ended June 30, 2015		Class 5 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares sold	2,658,320	$45,839,001	28,657,409	$485,066,063
Purchase fees	—	13,291	—	147,709
Redemption fees	—	—	—	—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(28,944,005)	(485,066,064)
Net increase (decrease)	2,658,320	$45,852,292	(286,596)	$147,708
	Global Alpha Equity Fund
	Class 2 Shares For the Six Months Ended June 30, 2015		Class 3 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares sold	7,404,582	$108,582,400	7,252,859	$109,854,707
Purchase fees	—	37,049	—	180,551
Redemption fees	—	10,910	—	25,144
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(7,392,794)	(109,854,707)	(1,576,497)	(24,036,054)
Net increase (decrease)	11,788	$(1,224,348)	5,676,362	$86,024,348

	Long Term Global Growth Equity
	Class 2 Shares For the Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	541,141	$5,988,000
Purchase fees	—	12,000
Redemption fees	—	—
Shares issued in reinvestment of dividends and distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	541,141	$6,000,000

Notes to Financial Statements

Semi-Annual Report June 30, 2015

	International Choice Fund
	Class 1 Shares For the Six Months Ended June 30, 2015		Class 2 Shares For the Six Months Ended June 30, 2015
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Purchase fees	—	—	—	—
Redemption fees	—	2,880	—	40,043
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(2,594,817)	(31,062,124)
Net increase (decrease)	—	$2,880	(2,594,817)	$(31,022,081)

	International Choice Fund
	Class 3 Shares For the Six Months Ended June 30, 2015
	Shares	Amount
Shares sold	—	$—
Purchase fees	—	—
Redemption fees	—	19,201
Net increase	—	$19,201

Funds charged the following purchase fees and redemption fees as of June 30, 2015:

Fund	Purchase Fees (Basis Point)	Redemption Fees (Basis Point)
International Equity	30	20
EAFE	30	20
EAFE Choice	30	20
EAFE Pure	30	20
Emerging Markets	35	35
Global Alpha Equity	20	15
Long Term Global Growth Equity	20	15
International Choice	30	20

Notes to Financial Statements

Semi-Annual Report June 30, 2015

The purchase and redemption fees may be waived or reduced by the Manager if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

Note E — Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2015, Kentucky Teachers Retirement System owned 35.74% of the EAFE Fund; NiSource Inc Master Retirement Trust owned 29.48% of the EAFE Choice Fund; US Army Non Appropriated Fund owned 34.73% of the EAFE Pure Fund; McAuley Portfolio Management Company owned 42.36% of the EAFE Pure Fund; the Municipal Fire & Police Retirement System of Iowa owned 31.48% of the International Choice Fund; Nebraska State Investment Council owned 37.78% of the Emerging Markets Fund; and the Longwood Foundation, Inc. owned 100% of the Long Term Global Growth Equity Fund.

Purchase and Redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2015 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2015

Management of The Trust

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation and Other Directorships Held During Past 5 Years(3)

Disinterested Trustees

John G. Barrie, Jr. Age 74	Trustee	Since 2000	Retired. Formerly: Assistant Treasurer, Dominion Resources, Inc. (electric and gas utility).
George W. Browning Age 73	Trustee	Since 2007	Retired. Formerly: Managing Director, Client Service, Babson Capital Management, LLC (investment adviser).
Howard W. Chin Age 62	Trustee	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).
Bruce C. Long Age 69	Trustee	Since 2009	Global Financial Consultant. Formerly: Executive Vice President and director of various entities, Guardian Life Insurance (financial services).
Robert E. Rigsby Age 65	Trustee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Resources, Inc. (electric and gas utility).

Interested Trustee

Peter Hadden Age 57	Trustee, Chairman of the Board, and President	Since 2009	Partner, Baillie Gifford & Co. (investment adviser); Director, Baillie Gifford Overseas Ltd. (investment adviser); Formerly, Vice President of the Trust (2008 to 2009).
Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than officers who are also Trustees)
Andrew Telfer Age 48	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co. (investment adviser); Director, Baillie Gifford Overseas Limited (investment adviser).
Michael Stirling-Aird Age 38	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited (investment adviser).
Julie Paul Age 39	Vice President	Since 2012	Assistant Manager, Overseas Institutional Clients Accounting Department, Baillie Gifford & Co. (investment adviser).
Tim Campbell Age 40	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
David Salter Age 40	Vice President	Since 2014	Partner, Baillie Gifford & Co. (investment adviser); Manager, Baillie Gifford International LLC with oversight of products offered to the North American market.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2015

Name and Age(1)	Position(s) Held with Trust	Length of Time Served(2)	Principal Occupation During Past 5 Years(3)
Officers (other than Officers who are also Trustees)
Lindsay Cockburn Age 37	Treasurer	Since 2015	Manager, Institutional Accounting Department, Baillie Gifford & Co. (investment adviser).
Gareth Griffiths Age 41	Secretary	Since 2015	Senior legal Advisor for the Baillie Gifford Group (investment adviser).
Graham Laybourn Age 48	Chief Compliance Officer	Since 2005	Partner, Baillie Gifford & Co. (investment adviser); Group Compliance Officer, Director of Regulatory Risk and Legal, Baillie Gifford Group (investment adviser).
Evan Delaney Age 46	Chief Risk Officer	Since 2013	Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).

(1)  The address of each trustee and officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2)  There is no stated term of office for the trustees and a trustee may serve until such trustee reaches the age of 75 years. Thereafter, such trustee offers to tender his or her resignation from the Board, and the Nominating and Governance Committee, at its discretion, makes a recommendation to the Board whether to accept or reject such resignation annually. The Chairman of the Board and President of the Trust are elected annually by the Board of Trustees. Other officers may be elected or appointed by the trustees at any time.

(3)  Previous positions during the past five years with Baillie Gifford & Co., the Manager and Baillie Gifford Group are omitted if not materially different from the positions listed.

Additional information regarding the Trustees is in the Funds' Statement of Additional Information and is available upon request, without charge, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling Baillie Gifford Overseas

Limited at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Each of the Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

BOARD CONSIDERATION REGARDING
2015 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2015

BAILLIE GIFFORD FUNDS

On June 19, 2015, the Board of the Trust, including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Funds and the Manager. As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Lipper Inc. (an independent provider of mutual fund data, "Lipper") and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information that was provided by the Manager. The Independent Trustees then presented their findings to the Board.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

International Equity Fund, International Choice Fund, EAFE Fund, EAFE Choice Fund, EAFE Pure Fund, Emerging Markets Fund, Global Alpha Equity Fund and Long Term Global Growth Equity Fund

The Board considered the nature, extent and quality of the services provided by the Manager to the International Equity Fund, the International Choice Fund, the EAFE Fund, the EAFE Choice Fund, the EAFE Pure Fund, the Emerging Markets Fund, the Global Alpha Equity Fund and the Long Term Global Growth Equity Fund. The Board noted that, pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives a management fee and that, pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement, the Manager receives a shareholder service fee. The Board considered the background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust, reviewed information regarding each Fund's performance, management fee, shareholder service fee and expense ratio compared to similar funds and considered the experience of the Manager in providing services to each Fund. In evaluating the management fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the management fee, but also the combination of the Fund's management fee and shareholder service fee. The Board also reviewed the Manager's financial statements. The Board considered other benefits derived by the Manager from its relationship to the Funds, including receipt of the shareholder service fee (which varies among the share classes) and the use of soft dollars to pay for research services for the Funds or other clients of the Manager. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing advisory services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund. The Board noted the following items specific to the referenced Funds.

International Equity Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (February 29, 2008) periods ended March 31, 2015 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from

BOARD CONSIDERATION REGARDING
2015 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2015

2008 through 2014. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three- and five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

International Choice Fund

The Board reviewed total return information for the one-year and since inception (September 24, 2012) periods ended March 31, 2015 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2012 through 2014. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (March 31, 2008) periods ended March 31, 2015 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2008 through 2014. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three- and five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder

BOARD CONSIDERATION REGARDING
2015 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2015

service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Choice Fund

The Board reviewed total return information for the one-, three- and five-year and since inception (December 31, 2009) periods ended March 31, 2015 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2010 through 2014. The Board noted that the Fund's total return was above the benchmark index and below the average of the performance universe for the one-year period and above the benchmark index and the average of the performance universe for the three- and five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

EAFE Pure Fund

The Board reviewed total return information for the period from inception on April 15, 2014 to March 31, 2015 for the Fund compared to a benchmark index (MSCI EAFE Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns for 2014. The Board noted that the Fund's total return was above the benchmark index and below the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group and considered the expense limitation in place through April 30, 2016. On the basis of the information provided, the Board concluded that the management fee was reasonable.

BOARD CONSIDERATION REGARDING
2015 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2015

Emerging Markets Fund

The Board reviewed total return information for the one-, three-, five- and ten-year and since inception (April 30, 2003) periods ended March 31, 2015 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and to an average of the total return of a performance universe of funds provided by Lipper and calendar year returns from 2005 through 2014. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-, three-, five- and ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Global Alpha Equity Fund

The Board reviewed total return information for the one- and three-year and since inception (November 30, 2011) periods ended March 31, 2015 for the Fund compared to a benchmark index (MSCI ACWI Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns for 2011 through 2014. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one- and three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee rate was on the low end of the spectrum in the expense peer group. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Long Term Global Growth Equity Fund

The Board reviewed total return information for the period from inception on June 10, 2014 to March 31, 2015 for the Fund compared to a benchmark index (MSCI AC World Index) and an average of the total return of a performance universe of funds provided by Lipper and calendar year returns for 2014. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the since inception period. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense

BOARD CONSIDERATION REGARDING
2015 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2015

universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and below the average management fee of the expense universe. The Board also considered that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the management fee was on the low end of the spectrum in the expense peer group and also considered the expense limitation in place through April 30, 2016. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Emerging Markets Bond Fund and North American Equity Fund

Emerging Markets Bond Fund

For the Emerging Markets Bond Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and had no shareholders.

The Board considered that based on the satisfactory level of services provided by the Manager to the existing Funds, they would expect that the nature, extent and quality of the services to be provided by the Manager to the Emerging Markets Bond Fund would be similarly satisfactory. In reaching this conclusion the Board reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Board noted that there was no performance information available for the Fund, although the Board did review the investment results of the composite performance of the Manager's separately managed accounts with the same investment strategy. The Board also noted that since the Fund had not yet commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund, including a shareholder service fee (which varies among classes) and the potential use of soft dollars to pay for research services for the Fund or other clients of the Manager.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and the expense universe. The Board considered that the Fund's management fee (plus the average share class shareholder service fee) was above the average management fee of the expense peer group and below the average management fee of the expense universe. The Board also considered the expense limitation in place through April 30, 2016. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. With respect to economies of scale, the Board considered that the Fund is not operational and thus economies of scale were not applicable. On the basis of the information provided, the Board concluded that the management fee was reasonable.

North American Equity Fund

For the North American Equity Fund, in evaluating the materials provided by the Manager, the Board noted that the Fund had not yet commenced operations and had no shareholders.

BOARD CONSIDERATION REGARDING
2015 CONTRACT RENEWAL
FOR SHAREHOLDER REPORT DISCLOSURE

Semi-Annual Report June 30, 2015

The Board considered that based on the satisfactory level of services provided by the Manager to the existing Funds, they would expect that the nature, extent and quality of the services to be provided by the Manager to the North American Equity Fund would be similarly satisfactory when the Fund commences operations. In reaching this conclusion the Board reviewed information regarding the Manager and its investment advisory business, background and qualifications of the investment and compliance personnel involved in the management and oversight of the Trust and the Manager's financial statements.

The Board noted that there was no performance information available for the Fund, although the Board did review the investment results of the composite performance of the Manager's separately managed accounts with the same investment strategy. The Board also noted that since the Fund had not yet commenced operations and thus generated no management fees for the Manager, there were no profits to consider. The Board considered other benefits that would be derived by the Manager from its relationship to the Fund upon the commencement of its operations, including a shareholder service fee (which varies among classes) and the potential use of soft dollars to pay for research services for the Fund or other clients of the Manager. With respect to economies of scale, the Board considered that the Fund is not operational and thus economies of scale were not applicable.

The Board reviewed the Fund's management fee (plus the Class 1 shareholder service fee) and estimated total expense ratio and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Lipper. The comparable fund information showed that the Fund's management fee (plus the Class 1 shareholder service fee) was above the average management fee of the expense peer group and below the expense universe. The Board considered that the Fund's management fee (plus the average share class shareholder service fee) was below the average management fee of the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate, noting that the Fund's management fee plus shareholder service fees were within range of the separately managed account fee schedules. With respect to economies of scale, the Board considered that the Fund is not operational and thus economies of scale were not applicable. On the basis of the information provided, the Board concluded that the management fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the continuation of the Advisory Agreement was in the best interests of each Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)               Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)               In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

The Emerging Markets Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Donfeng Motor GP. ‘H’	489 HK	B0PH5N3	414,000 402,000 350,000	04/27/2015 04/28/2015 04/29/2015	0	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

China Petroleum & Chm	386 HK	6291819	2,202,000 1,140,000 2,954,000 2,976,000 1,902,000 1,170,000	01/09/2015 01/12/2015 01/14/2015 01/16/2015 01/19/2015 01/20/2015	0	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

The EAFE Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number)	Total number of shares divested	Date securities were divested	Amount Held on Filing Date	Statute
Volkswagen	VOW GY	5497102	6,981 2,593	02/13/2015 02/16/2015	80,255	Sudan Accountability and Divestment Act of 2007; Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)                  Not applicable.

(b)                                 Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Baillie Gifford Funds

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Hadden
Peter Hadden, President
(principal executive officer)

Date	September 3, 2015

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)

Date	September 3, 2015

* Print the name and title of each signing officer under his or her signature.